                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-7170

                             TCW GALILEO FUNDS, INC.
               (Exact name of registrant as specified in charter)

          865 SOUTH FIGUEROA STREET, SUITE 1800, LOS ANGELES, CA 90017
                    (Address of principal executive offices)

                              PHILIP K. HOLL, ESQ.
                                    SECRETARY
                      865 SOUTH FIGUEROA STREET, SUITE 1800
                              LOS ANGELES, CA 90017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.   REPORT TO STOCKHOLDERS.

SEMI-ANNUAL REPORT


                                                        [TCW GALILEO FUNDS LOGO]

TCW GALILEO FUNDS

US FIXED INCOME FUNDS

CORE FIXED INCOME
HIGH YIELD BOND
MONEY MARKET
SHORT TERM BOND
TOTAL RETURN BOND





April 30, 2004

US FIXED INCOME

TCW Galileo Funds, Inc.

Table of Contents                                                 April 30, 2004

     Letter to Shareholders                                                    1

     Performance Summary                                                       2

     Schedules of Investments:

       TCW Galileo Money Market Fund                                           3

       TCW Galileo Core Fixed Income Fund                                      5

       TCW Galileo High Yield Bond Fund                                       16

       TCW Galileo Short Term Bond Fund                                       23

       TCW Galileo Total Return Bond Fund                                     25

     Statements of Assets and Liabilities                                     28

     Statements of Operations                                                 29

     Statements of Changes in Net Assets                                      30

     Notes to Financial Statements                                            32

     Financial Highlights                                                     39

     Proxy Voting Guidelines                                                  47

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

US FIXED INCOME

[TCW GALILEO FUNDS LOGO]

To Our Shareholders

     We are pleased to submit the April 30, 2004 semi-annual reports for the TCW Galileo Funds.

     TCW is committed to providing you with superior professional investment management and distinctive personal service through the TCW Galileo Funds. The Galileo Mutual Funds provide our clients with targeted investment strategies featuring daily liquidity, competitive management fees and no front-end loads, or deferred sales charges. The following page lists each Fund's investment performance.

     As we have said previously, we share our clients' concerns with the unacceptable conduct of some mutual fund industry participants over the past year. We want our investors to know that none of our mutual funds have been named in any of the regulatory complaints. Moreover, after extensive review, we are confident that TCW has appropriate policies and systems in place to prevent the kinds of harmful trading practices that have been exposed elsewhere.

     We take our fiduciary responsibilities seriously. Our commitment to act in the best interests of our clients runs through everything we do. In this regard, we are continuing to enforce and enhance our trading policies. We are not only complying with industry regulations but adhering to industry best practices and to our own highest standards.

     We introduced a new strategy to our clients, the TCW Galileo Growth Equities Fund, on March 1, 2004. This Fund is a diversified mid-cap growth strategy with the objective of capital appreciation. It is managed by Chris Ainley, Doug Foreman and Brendt Stallings. We are committed to keeping the expense ratio of this fund at or below the Lipper average for its category -- just as we do for all of our Galileo Funds.

     We thank you for your support and we look forward to assisting you in reaching your financial goals. Please call our Shareholders Services Department at (800) FUND-TCW (386-3829) or visit our website at www.tcw.com if you have any questions or would like further information on the TCW Galileo Funds.

     /s/ Marc I. Stern

     Marc I. Stern
     Chairman of the Board

     June 4, 2004

US FIXED INCOME

TCW Galileo Funds, Inc.

Performance Summary (Unaudited)                                   April 30, 2004

                                                                  TOTAL RETURN
                                                         ANNUALIZED AS OF APRIL 30, 2004
                                             -------------------------------------------------------
                                   NAV         1-YEAR       5-YEAR      10-YEAR      SINCE INCEPTION   INCEPTION DATE
                                ----------   ----------   ----------   ----------   ----------------   --------------
TCW Galileo Money Market
  Fund -- I Class               $     1.00         0.79%        3.21%        4.19%       4.87%           07/14/88
TCW Galileo Core Fixed Income
  Fund -- I Class               $     9.98         3.84%        6.16%        6.64%       6.97%(1)        01/01/90(2)
TCW Galileo Core Fixed Income
  Fund -- N Class               $    10.05         3.47%        5.93%         N/A        5.94%           03/01/99
TCW Galileo High Yield Bond
  Fund -- I Class               $     7.20        12.57%        4.01%        6.88%       8.32%(1)        02/01/89(2)
TCW Galileo High Yield Bond
  Fund -- N Class               $     7.26        12.10%        3.75%         N/A        4.16%           03/01/99
TCW Galileo Short Term Bond
  Fund -- I Class               $     9.53         1.11%        4.42%        5.46%       5.89%(1)        02/01/90(2)
TCW Galileo Total Return Bond
  Fund -- I Class               $     9.48         2.30%        7.19%        8.03%       7.12%           06/17/93
TCW Galileo Total Return Bond
  Fund -- N Class               $     9.78         1.88%        6.71%         N/A        6.79%           03/01/99

(1) PERFORMANCE DATA INCLUDES THE PERFORMANCE OF THE PREDECESSOR LIMITED PARTNERSHIP FOR PERIODS BEFORE THE TCW GALILEO FUNDS' REGISTRATION BECAME EFFECTIVE. THE PREDECESSOR LIMITED PARTNERSHIP WAS NOT REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED ("1940 ACT"), AND, THEREFORE WAS NOT SUBJECT TO CERTAIN INVESTMENT RESTRICTIONS THAT ARE IMPOSED BY THE 1940 ACT. IF THE LIMITED PARTNERSHIP HAD BEEN REGISTERED UNDER THE 1940 ACT, THE LIMITED PARTNERSHIP'S PERFORMANCE MAY HAVE BEEN LOWER.

(2)  INCEPTION DATE OF PREDECESSOR LIMITED PARTNERSHIP.

US FIXED INCOME

TCW Galileo Money Market Fund

Schedule of Investments (Unaudited)                               April 30, 2004

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    AGENCY SECURITIES (15.2% OF NET ASSETS)
$      10,000,000   Federal Home Loan Bank, 1.3%, due 04/13/05                                         $      10,000,000
       10,000,000   Federal Home Loan Bank, 1.35%, due 04/29/05                                               10,000,000
       10,000,000   Federal Home Loan Bank, 1.47%, due 02/28/05                                               10,000,000
        7,100,000   Federal Home Loan Bank, 4.75%, due 06/28/04                                                7,139,437
       10,000,000   Federal National Mortgage Association, 1.33%, due 02/23/05                                10,000,000
       10,000,000   Federal National Mortgage Association, 1.36%, due 05/03/05                                 9,999,566
       10,000,000   Federal National Mortgage Association, 1.75%, due 05/23/05                                10,000,000
                                                                                                       -----------------
                    TOTAL AGENCY SECURITIES (COST: $67,139,003)                                               67,139,003
                                                                                                       -----------------
                    COMMERCIAL PAPER (67.9%)
       15,000,000   Abbey National North America, 1.02%, due 05/05/04                                         14,998,300
       10,000,000   American Express Credit Corp., 1.02%, due 05/04/04                                         9,999,150
       10,000,000   American Express Credit Corp., 1.02%, due 05/10/04                                         9,997,450
       10,000,000   American General Finance Corp., 1%, due 05/06/04                                           9,998,611
        5,000,000   American General Finance Corp., 1.01%, due 05/06/04                                        4,999,299
        5,000,000   Bank of America Corp., 1.02%, due 05/07/04                                                 4,999,150
        5,000,000   Bank of America Corp., 1.029%, due 05/17/04                                                4,997,713
        5,000,000   Barclays U.S. Funding LLC, 1.01%, due 05/06/04                                             4,999,299
       15,000,000   Barclays U.S. Funding LLC, 1.015%, due 05/05/04                                           14,998,308
        5,000,000   BMW US Capital Corp., 1.01%, due 05/04/04                                                  4,999,579
        7,487,000   BMW US Capital Corp., 1.02%, due 05/03/04                                                  7,486,576
        7,000,000   ChevronTexaco Corp., 1%, due 05/03/04                                                      6,999,611
       15,000,000   Citigroup Global Markets Holdings, Inc., 1.02%, due 05/06/04                              14,997,875
        7,327,000   Coca-Cola Co. (The), 0.99%, due 05/18/04                                                   7,323,575
        7,520,000   Coca-Cola Co. (The), 1%, due 06/07/04                                                      7,512,271
       20,000,000   Deutsche Bank Financial LLC, 1.01%, due 05/04/04                                          19,998,317
        8,635,000   Dupont EI de Nemours Co., 1.01%, due 05/05/04                                              8,634,031
       15,000,000   General Electric Capital Corp., 1.02%, due 05/07/04                                       14,997,450
        2,400,000   General Electric Capital Corp., 1.03%, due 06/08/04                                        2,397,391
       10,000,000   Household Finance Corp., 1.02%, due 05/11/04                                               9,997,167
        4,350,000   JP Morgan Chase & Co., 1.05%, due 05/03/04                                                 4,349,746
        5,000,000   Morgan Stanley, 1.03%, due 05/07/04                                                        4,999,142
       15,000,000   Morgan Stanley, 1.03%, due 05/11/04                                                       14,995,708
        6,850,000   Paccar Financial Corp., 1.01%, due 05/28/04                                                6,844,811
       12,056,000   Paccar Financial Corp., 1.02%, due 05/06/04                                               12,054,292
        5,000,000   Prudential Funding LLC, 1%, due 05/04/04                                                   4,999,583
       15,000,000   Prudential Funding LLC, 1.01%, due 05/07/04                                               14,997,475
       15,000,000   Toyota Motor Credit Corp., 0.98%, due 05/03/04                                            14,999,183
        5,000,000   Toyota Motor Credit Corp., 1.02%, due 05/05/04                                             4,999,433
       15,000,000   UBS Finance Delaware LLC, 1.02%, due 05/03/04                                             14,999,150
        7,359,000   USAA Capital Corp., 1%, due 05/04/04                                                       7,358,387
        9,000,000   Wells Fargo & Co., 1%, due 05/03/04                                                        8,999,500
                                                                                                       -----------------
                    TOTAL COMMERCIAL PAPER (COST: $299,927,533)                                              299,927,533
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    CORPORATE FIXED INCOME SECURITIES (16.7%)
$      15,000,000   Abbott Laboratories, 5.125%, due 07/01/04                                          $      15,095,649
        2,500,000   American General Finance Corp., 2%, due 04/15/05                                           2,515,241
        4,000,000   Bank of America Corp., 6.625%, due 06/15/04                                                4,026,183
        9,600,000   Goldman Sachs Group, Inc., 7.5%, due 01/28/05                                             10,036,714
        7,060,000   Home Depot, Inc., 6.5%, due 09/15/04                                                       7,193,401
        8,100,000   Merrill Lynch & Company, Inc., 5.35%, due 06/15/04                                         8,140,841
        6,600,000   Merrill Lynch & Company, Inc., 5.46%, due 05/07/04                                         6,604,418
        5,070,000   Nationsbank Corp., 6.125%, due 07/15/04                                                    5,122,250
        3,500,000   Salomon Smith Barney Holdings, Inc., 6.25%, due 01/15/05                                   3,617,903
       10,995,000   Wells Fargo & Co., 6.625%, due 07/15/04                                                   11,115,883
                                                                                                       -----------------
                    TOTAL CORPORATE FIXED INCOME SECURITIES (COST: $73,468,483)                               73,468,483
                                                                                                       -----------------
                    TOTAL FIXED INCOME SECURITIES (COST: $440,535,019) (99.8%)                               440,535,019
                                                                                                       -----------------

                    SHORT-TERM INVESTMENTS (COST: $41,759) (0.0%)

           41,759   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                                41,759
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $440,576,778) (99.8%)                                           440,576,778
                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.2%)                                             1,056,229
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $     441,633,007
                                                                                                       =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW Galileo Core Fixed Income Fund

Schedule of Investments (Unaudited)                               April 30, 2004

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    CORPORATE BONDS
                    ADVERTISING (0.4%)
$         200,000   Advanstar Communications, Inc., 10.75%, due 08/15/10                               $         225,625+
                                                                                                       -----------------
                    AEROSPACE/DEFENSE (0.6%)
           50,000   BE Aerospace, Inc., 8%, due 03/01/08                                                          48,750
            5,000   BE Aerospace, Inc., 9.5%, due 11/01/08                                                         5,025+
          100,000   Lockheed Martin Corp., 8.2%, due 12/01/09                                                    118,325
           75,000   Northrop Grumman Corp., 7.75%, due 02/15/31                                                   87,403
           85,000   Sequa Corp., 8.875%, due 04/01/08                                                             93,925
                                                                                                       -----------------
                    TOTAL AEROSPACE/DEFENSE                                                                      353,428
                                                                                                       -----------------
                    AIRLINES (0.0%)
           10,000   Petroleum Helicopters, Inc., 9.375%, due 05/01/09                                             10,650
                                                                                                       -----------------
                    AUTOMOTIVE (1.4%)
           90,000   ArvinMeritor, Inc., 8.75%, due 03/01/12                                                       98,550
           75,000   Collins & Aikman Products Corp., 10.75%, due 12/31/11                                         77,625
          150,000   Daimler-Chrysler N.A., 6.4%, due 05/15/06                                                    159,783
           70,000   Dana Corp., 9%, due 08/15/11                                                                  82,600
           40,000   Eagle-Picher Industries, Inc., 9.75%, due 09/01/13                                            43,700
          125,000   Ford Motor Credit Corp., 6.5%, due 01/25/07                                                  132,366
          125,000   General Motors Acceptance Corp., 6.15%, due 04/05/07                                         132,170
           75,000   General Motors Corp., 7.125%, due 07/15/13                                                    78,889+
           40,000   Keystone Automotive Operations, Inc., (144A), 9.75%, due 11/01/13                             43,800*
           22,000   TRW Automotive, Inc., 9.375%, due 02/15/13                                                    25,190
                                                                                                       -----------------
                    TOTAL AUTOMOTIVE                                                                             874,673
                                                                                                       -----------------
                    BANKING & FINANCIAL SERVICES (6.4%)
          105,000   AmeriCredit Corp., 9.25%, due 05/01/09                                                       112,875+
          100,000   Andean Development Corp. (CAF) (Supranational), 8.875%, due 06/01/05                         106,131
          200,000   Asian Development Bank (Supranational), 6.75%, due 06/11/07                                  221,200
          200,000   Bank of America Corp., 5.875%, due 02/15/09                                                  215,384
          150,000   Bank One Corp., 6.5%, due 02/01/06                                                           160,500
          175,000   Bear Stearns Co., Inc., 5.7%, due 11/15/14                                                   178,619
          125,000   Boeing Capital Corp., 4.75%, due 08/25/08                                                    127,899
           10,000   CB Richard Ellis Services, Inc., 9.75%, due 05/15/10                                          11,100
           50,000   CB Richard Ellis Services, Inc., 11.25%, due 06/15/11                                         56,000
          175,000   Citigroup, Inc., 5%, due 03/06/07                                                            183,111
          125,000   Countrywide Home Loans, Inc., 5.625%, due 05/15/07                                           132,516
           65,000   Dollar Financial Group, Inc., 9.75%, due 11/15/11                                             69,712
          150,000   First Union National Bank, 7.8%, due 08/18/10                                                176,277
           55,000   Forest City Enterprises, Inc., 7.625%, due 06/01/15                                           58,025
          175,000   General Electric Capital Corp., 5.875%, due 02/15/12                                         185,803
           75,000   Goldman Sachs Group, Inc., 6.65%, due 05/15/09                                                82,875
           75,000   Host Marriott Corp., 9.5%, due 01/15/07                                                       83,625
          200,000   International Bank of Reconstruction & Development, 5%, due 03/28/06                         209,706

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    BANKING & FINANCIAL SERVICES (CONTINUED)
$         150,000   International Lease Finance Corp., 5.875%, due 05/01/13                            $         156,439
           75,000   John Deere Capital Corp., 5.1%, due 01/15/13                                                  75,364
          175,000   Lehman Brothers Holdings, Inc., 6.25%, due 05/15/06                                          187,150
          175,000   Mellon Funding Corp., 4.875%, due 06/15/07                                                   183,197
           60,000   Meristar Hospitality Corp., 10.5%, due 06/15/09                                               64,200
          100,000   Morgan Stanley, 6.75%, due 04/15/11                                                          110,994
           75,000   National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32                          91,459
           75,000   PNC Funding Corp., Senior Note, 5.25%, due 11/15/15                                           73,044
           75,000   Poster Financial Group, Inc., (144A), 8.75%, due 12/01/11                                     78,750*+
          150,000   Simon Property Group, Inc., 6.375%, due 11/15/07                                             162,097
          150,000   US Bank National Association, 6.3%, due 02/04/14                                             162,249
          150,000   Washington Mutual, Inc., 5.625%, due 01/15/07                                                158,700
          150,000   Wells Fargo & Co., 6.45%, due 02/01/11                                                       165,460
           25,000   Western Financial Bank, 9.625%, due 05/15/12                                                  28,250
                                                                                                       -----------------
                    TOTAL BANKING & FINANCIAL SERVICES                                                         4,068,711
                                                                                                       -----------------
                    BEVERAGES, FOOD & TOBACCO (0.7%)
           75,000   Anheuser Busch Companies, Inc., 5.75%, due 04/01/10                                           79,798
           50,000   Dole Foods Co., Inc., 8.875%, due 03/15/11                                                    53,500
           75,000   General Mills, Inc., 6%, due 02/15/12                                                         79,040
           75,000   Kellogg Co., 7.45%, due 04/01/31                                                              86,753
          100,000   Sara Lee Corp., 3.875%, due 06/15/13                                                          91,231
           80,000   Standard Commercial Corp., (144A), 8%, due 04/15/12                                           82,400*
                                                                                                       -----------------
                    TOTAL BEVERAGES, FOOD & TOBACCO                                                              472,722
                                                                                                       -----------------
                    CHEMICALS (0.8%)
           65,000   Equistar Chemical, LP, 10.125%, due 09/01/08                                                  72,312
           45,000   Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09                                         42,300
           15,000   Huntsman International, LLC, 9.875%, due 03/01/09                                             16,650
           40,000   ISP Chemco, 10.25%, due 07/01/11                                                              45,200
           25,000   ISP Holdings, Inc., 10.625%, due 12/15/09                                                     27,750
           20,000   Kraton Polymers LLC, (144A), 8.125%, due 01/15/14                                             21,200*
            5,000   Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07                                        5,287
           25,000   Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                                      27,812
           70,000   Nalco Co., (144A), 7.75%, due 11/15/11                                                        73,850*
           60,000   Radnor Holdings Corp., 11%, due 03/15/10                                                      52,200+
           35,000   Resolution Performance Products, LLC, 9.5%, due 04/15/10                                      35,700+
           75,000   Rohm and Haas Co., 7.4%, due 07/15/09                                                         85,747
                                                                                                       -----------------
                    TOTAL CHEMICALS                                                                              506,008
                                                                                                       -----------------
                    COMMERCIAL SERVICES (1.5%)
          160,000   Allied Waste North America, (144A), 6.375%, due 04/15/11                                     158,800*
           25,000   Ferrellfas Partners, LP, (144A), 6.75%, due 05/01/14                                          24,937*
           90,000   H&E Equipment Services, LLC, 11.125%, due 06/15/12                                            97,200
           45,000   Muzak LLC/Muzak Finance Corp., 10%, due 02/15/09                                              46,350
           60,000   NationsRent, Inc., (144A), 9.5%, due 10/15/10                                                 64,800*
           70,000   NDCHealth Corp., 10.5%, due 12/01/12                                                          78,925

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    COMMERCIAL SERVICES (CONTINUED)
$          25,000   Petro Stopping Centers, LP, (144A), 9%, due 02/15/12                               $          26,125*
           50,000   Service Corp. International, 6.875%, due 10/01/07                                             52,687
           55,000   United Agri Products, (144A), 8.25%, due 12/15/11                                             61,050*
           75,000   United Rentals North America, Inc., 7.75%, due 11/15/13                                       73,125+
           65,000   United Rentals, Inc., (144A), 7%, due 02/15/14                                                60,775*+
           25,000   Williams Scotsman, Inc., 10%, due 08/15/08                                                    27,500
           25,000   Xerox Corp., 7.125%, due 06/15/10                                                             25,375
           65,000   Xerox Corp., 7.625%, due 06/15/13                                                             66,300
          100,000   Xerox Corp., 9.75%, due 01/15/09                                                             113,500
                                                                                                       -----------------
                    TOTAL COMMERCIAL SERVICES                                                                    977,449
                                                                                                       -----------------
                    COMMUNICATIONS (0.3%)
           23,000   Avaya, Inc., 11.125%, due 04/01/09                                                            26,967
           45,000   Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12                                46,125*
           90,000   PanAmSat Corp., 8.5%, due 02/01/12                                                           101,700
            5,000   Telex Communications, Inc., 11.5%, due 10/15/08                                                5,350
                                                                                                       -----------------
                    TOTAL COMMUNICATIONS                                                                         180,142
                                                                                                       -----------------
                    COMPUTER SERVICES (0.3%)
           75,000   IBM Corp., 6.5%, due 01/15/28                                                                 78,778
          100,000   Solectron Corp., 9.625%, due 02/15/09                                                        109,000
                                                                                                       -----------------
                    TOTAL COMPUTER SERVICES                                                                      187,778
                                                                                                       -----------------
                    CONSTRUCTION (0.3%)
           25,000   Building Materials Corp., Series B, 8%, due 10/15/07                                          24,937
          105,000   Technical Olympic USA, Inc., 9%, due 07/01/10                                                110,250
           35,000   Technical Olympic USA, Inc., 10.375%, due 07/01/12                                            38,325
                                                                                                       -----------------
                    TOTAL CONSTRUCTION                                                                           173,512
                                                                                                       -----------------
                    CONTAINERS & PACKAGING (0.4%)
           50,000   BWAY Corp., 10%, due 10/15/10                                                                 54,000
           45,000   Owens-Brockway Glass Co., 7.75%, due 05/15/11                                                 46,912
           25,000   Owens-Brockway Glass Co., 8.75%, due 11/15/12                                                 27,125
           65,000   Pliant Corp., 11.125%, due 09/01/09                                                           70,037
           35,000   Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10                                              36,137
           40,000   U.S. Can Corp., 10.875%, due 07/15/10                                                         42,000
                                                                                                       -----------------
                    TOTAL CONTAINERS & PACKAGING                                                                 276,211
                                                                                                       -----------------
                    ELECTRIC UTILITIES (1.1%)
           75,000   American Electric Power Co., Inc., Series D, 5.25%, due 06/01/15                              72,377
            5,000   DPL, Inc., 8.25%, due 03/01/07                                                                 5,202
          105,000   Edison Mission Energy Corp., 9.875%, due 04/15/11                                            107,887
          150,000   FPL Group Capital, Inc., 6.125%, due 05/15/07                                                161,622
           75,000   Hydro-Quebec (Canada), 6.3%, due 05/11/11                                                     83,122
           90,000   PSEG Energy Holdings, Inc., 10%, due 10/01/09                                                104,175
           90,000   Reliant Resources, Inc., 9.25%, due 07/15/10                                                  96,750
           95,000   Teco Energy, Inc., 7%, due 05/01/12                                                           94,525
                                                                                                       -----------------
                    TOTAL ELECTRIC UTILITIES                                                                     725,660
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    ELECTRICAL EQUIPMENT (0.0%)
$          25,000   UCAR Finance, Inc., 10.25%, due 02/15/12                                           $          28,687
                                                                                                       -----------------
                    ELECTRONICS (0.4%)
          100,000   Amkor Technology, Inc., 7.75%, due 05/15/13                                                   97,500+
           19,000   ON Semiconductor Corp., 12%, due 03/15/10                                                     23,465
            3,000   ON Semiconductor Corp., 13%, due 05/15/08                                                      3,615
           60,000   Sanmina-SCI Corp., 10.375%, due 01/15/10                                                      69,900
           10,000   Stoneridge, Inc., 11.5%, due 05/01/12                                                         12,000
           25,000   Videotron Ltee, 6.875%, due 01/15/14                                                          25,625
                                                                                                       -----------------
                    TOTAL ELECTRONICS                                                                            232,105
                                                                                                       -----------------
                    ENERGY & OIL SERVICES (0.5%)
           35,000   Coastal Corp., 7.625%, due 09/01/08                                                           30,975
           40,000   El Paso Corp., 6.95%, due 12/15/07                                                            37,000+
           25,000   El Paso Corp., 7.875%, due 06/15/12                                                           22,250+
           75,000   Forest Oil Corp., 8%, due 12/15/11                                                            82,500
           90,000   NRG Energy, Inc., (144A), 8%, due 12/15/13                                                    91,125*
           25,000   PSEG Energy Holdings, Inc., 8.5%, due 06/15/11                                                27,500
           35,000   Westport Resources Corp., 8.25%, due 11/01/11                                                 39,462
                                                                                                       -----------------
                    TOTAL ENERGY & OIL SERVICES                                                                  330,812
                                                                                                       -----------------
                    ENTERTAINMENT & LEISURE (0.8%)
           40,000   Cinemark USA, Inc., 9%, due 02/01/13                                                          43,700+
           85,000   Gaylord Entertainment Co., (144A), 8%, due 11/15/13                                           89,675*
            5,000   Hollywood Casino Corp., 0%, due 08/01/06                                                       3,650#
          100,000   Majestic Star Casino LLC / Majestic Star Casino Capital,
                      9.5%, due 10/15/10                                                                         103,750
           50,000   Park Place Entertainment, Inc., 9.375%, due 02/15/07                                          55,687
           50,000   Penn National Gaming, Inc., 8.875%, due 03/15/10                                              54,375
           15,000   Premier Entertainment Biloxi LLC, (144A), 10.75%, due 02/01/12                                16,237*
           50,000   Regal Cinemas, Inc., 9.375%, due 02/01/12                                                     59,375
           45,000   Six Flags, Inc., 9.5%, due 02/01/09                                                           47,250
           20,000   Warner Music Group, (144A), 7.375%, due 04/15/14                                              20,100*
                                                                                                       -----------------
                    TOTAL ENTERTAINMENT & LEISURE                                                                493,799
                                                                                                       -----------------
                    FINANCIAL SERVICES (0.2%)
          125,000   Household Finance Corp., 5.75%, due 01/30/07                                                 133,031
                                                                                                       -----------------
                    FOODS, HOTELS & RESTAURANTS (0.5%)
           95,000   Ahold Finance USA, Inc., 8.25%, due 07/15/10                                                 103,312+
           60,000   DiGiorgio Corp., 10%, due 06/15/07                                                            59,400+
           75,000   Kroger Co., 5.5%, due 02/01/13                                                                75,775
          100,000   Mortons Restaurant Group, 7.5%, due 07/01/10                                                  95,000
                                                                                                       -----------------
                    TOTAL FOODS, HOTELS & RESTAURANTS                                                            333,487
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    HEALTHCARE (0.3%)
$          15,000   Concentra Operating Corp., 9.5%, due 08/15/10                                      $          16,650+
           70,000   Hudson Respiratory Care, Inc., 9.125%, due 04/15/08                                           65,100
           35,000   Psychiatric Solutions, Inc., 10.625%, due 06/15/13                                            39,900
           15,000   Tenet Healthcare Corp., 5.375%, due 11/15/06                                                  14,250
           90,000   Tenet Healthcare Corp., 7.375%, due 02/01/13                                                  81,900+
                                                                                                       -----------------
                    TOTAL HEALTHCARE                                                                             217,800
                                                                                                       -----------------
                    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (0.2%)
           45,000   Interactive Health LLC, (144A), 7.25%, due 04/01/11                                           39,150*
           25,000   Nortek, Inc., 9.875%, due 06/15/11                                                            28,000
           40,000   William Lyon Homes, Inc., 10.75%, due 04/01/13                                                46,000
                                                                                                       -----------------
                    TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                                            113,150
                                                                                                       -----------------
                    HOUSEHOLD PRODUCTS (0.1%)
           75,000   Procter & Gamble Co., 6.875%, due 09/15/09                                                    85,227
                                                                                                       -----------------
                    INSURANCE (0.4%)
           80,000   Leucadia National Corp., 7%, due 08/15/13                                                     80,000
           75,000   Metlife, Inc., 6.125%, due 12/01/11                                                           80,755
           75,000   Progressive Corp., 6.375%, due 01/15/12                                                       81,617
                                                                                                       -----------------
                    TOTAL INSURANCE                                                                              242,372
                                                                                                       -----------------
                    MACHINERY (0.2%)
           90,000   Case New Holland, Inc., (144A), 9.25%, due 08/01/11                                          101,250*
           35,000   JLG Industries, Inc., 8.25%, due 05/01/08                                                     37,800
                                                                                                       -----------------
                    TOTAL MACHINERY                                                                              139,050
                                                                                                       -----------------
                    MEDIA--BROADCASTING & PUBLISHING (2.9%)
           15,000   American Achievement Corp., (144A), 8.25%, due 04/01/12                                       15,300*
           45,000   American Media Operation, Inc., 8.875%, due 01/15/11                                          45,000+
           25,000   Charter Communications Holdings, LLC, 9.92%, due 04/01/11                                     20,875
           25,000   Charter Communications Holdings, LLC, 10%, due 05/15/11                                       20,875
          175,000   Charter Communications, Inc., 8.625%, due 04/01/09                                           146,125+
          150,000   Comcast Cable Communications Corp., 6.75%, due 01/30/11                                      164,132
           40,000   CSC Holdings, Inc., 7.625%, due 04/01/11                                                      41,700
           10,000   CSC Holdings, Inc., 8.125%, due 07/15/09                                                      10,675
          100,000   CSC Holdings, Inc., 8.125%, due 08/15/09                                                     106,750
           55,000   CSC Holdings, Inc., 10.5%, due 05/15/16                                                       63,113+
           50,000   Dex Media East, LLC, 9.875%, due 11/15/09                                                     56,000
           10,000   Dex Media West, LLC, (144A), 8.5%, due 08/15/10                                               10,800*
           45,000   Echostar DBS Corp., (144A), 5.75%, due 10/01/08                                               45,113*
          100,000   Echostar DBS Corp., (144A), 6.375%, due 10/01/11                                             100,750*
           20,000   Emmis Operating Co., (144A), 6.875%, due 05/15/12                                             19,900*
          145,000   LBI Media, Inc., 10.125%, due 07/15/12                                                       165,300
           20,000   Lodgenet Entertainment Corp., 9.5%, due 06/15/13                                              22,000
           25,000   Mediacom Broadband, LLC, 11%, due 07/15/13                                                    26,875
           60,000   Mediacom, LLC, 9.5%, due 01/15/13                                                             59,400+
           75,000   News America, Inc., 6.55%, due 03/15/33                                                       76,321

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    MEDIA--BROADCASTING & PUBLISHING (CONTINUED)
$          65,000   Primedia, Inc., 8.875%, due 05/15/11                                               $          65,975
           20,000   Primedia, Inc., (144A), 8%, due 05/15/13                                                      19,750*
           75,000   Radio One, Inc., 8.875%, due 07/01/11                                                         82,688
           55,000   Readers Digest Association, Inc., (144A), 6.5%, due 03/01/11                                  55,550*
          100,000   Time Warner Entertainment, Inc., 7.25%, due 09/01/08                                         111,495
           75,000   Time Warner, Inc., 6.875%, due 05/01/12                                                       81,953
          105,000   Vertis, Inc., 10.875%, due 06/15/09                                                          110,775+
           75,000   Viacom, Inc., 7.875%, due 07/30/30                                                            90,338
           25,000   Von Hoffmann Corp., 10.25%, due 03/15/09                                                      26,000
                                                                                                       -----------------
                    TOTAL MEDIA--BROADCASTING & PUBLISHING                                                     1,861,528
                                                                                                       -----------------
                    MEDICAL SUPPLIES (0.1%)
           15,000   Universal Hospital Services, Inc., (144A), 10.125%, due 11/01/11                              16,069*
           20,000   VWR International, Inc., (144A), 6.875%, due 04/15/12                                         20,700*
           15,000   VWR International, Inc., (144A), 8%, due 04/15/14                                             15,638*
                                                                                                       -----------------
                    TOTAL MEDICAL SUPPLIES                                                                        52,407
                                                                                                       -----------------
                    METALS (0.6%)
           25,000   AK Steel Corp., 7.75%, due 06/15/12                                                           22,375+
          150,000   AK Steel Corp., 7.875%, due 02/15/09                                                         138,000+
           45,000   Euramax International, Inc., 8.5%, due 08/15/11                                               47,925
           35,000   General Cable Corp., (144A), 9.5%, due 11/15/10                                               38,238*
           20,000   Hanover Compressor Co., 8.625%, due 12/15/10                                                  20,900
           25,000   Ispat Inland ULC (Canada), (144A), 9.75%, due 04/01/14                                        26,063*
           25,000   Russel Metals, Inc., (144A), 6.375%, due 03/01/14                                             25,000*
           13,000   U.S. Steel Corp., 9.75%, due 05/15/10                                                         14,950
           50,000   Wolverine Tube, Inc., 10.5%, due 04/01/09                                                     54,500
                                                                                                       -----------------
                    TOTAL METALS                                                                                 387,951
                                                                                                       -----------------
                    OIL & GAS (1.4%)
          125,000   ConocoPhillips Co., 5.9%, due 10/15/32                                                       121,238
          150,000   Consolidated Natural Gas Co., 5.375%, due 11/01/06                                           157,584
           35,000   EL Paso Production Holding Co., 7.75%, due 06/01/13                                           33,250
           70,000   Exco Resources, Inc., (144A), 7.25%, due 01/15/11                                             70,700*
          100,000   Kinder Morgan, Inc., 6.5%, due 09/01/12                                                      107,639
           75,000   Occidental Petroleum Corp., 8.45%, due 02/15/29                                               96,389
           75,000   Pemex Project Funding Master Trust (Mexico), 9.125%, due 10/13/10                             87,375
           45,000   WH Holdings, Ltd./WH Capital Corp., (144A), 9.5%, due 04/01/11                                47,925*
            5,000   Williams Companies, Inc., 7.625%, due 07/15/19                                                 4,863
           20,000   Williams Companies, Inc., 8.125%, due 03/15/12                                                21,700
          105,000   Williams Companies, Inc., 8.625%, due 06/01/10                                               115,238
                                                                                                       -----------------
                    TOTAL OIL & GAS                                                                              863,901
                                                                                                       -----------------
                    PAPER & FOREST PRODUCTS (1.0%)
           30,000   Buckeye Technologies, Inc., 8.5%, due 10/01/13                                                31,950
           20,000   Caraustar Industries, Inc., 7.375%, due 06/01/09                                              20,300
          220,000   Georgia-Pacific Corp., 8.125%, due 05/15/11                                                  248,050

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    PAPER & FOREST PRODUCTS (CONTINUED)
$          50,000   Georgia-Pacific Corp., 9.5%, due 12/01/11                                          $          60,438+
           20,000   Norske Skog Canada, Ltd. (Canada), (144A), 7.375%, due 03/01/14                               20,527*
           50,000   Smurfit-Stone Container Corp., 8.25%, due 10/01/12                                            53,625
           15,000   Tembec Industries, Inc., 8.5%, due 02/01/11                                                   15,225
           50,000   Tembec Industries, Inc., 8.625%, due 06/30/09                                                 50,750
          125,000   Weyerhaeuser Co., 6.75%, due 03/15/12                                                        137,031
                                                                                                       -----------------
                    TOTAL PAPER & FOREST PRODUCTS                                                                637,896
                                                                                                       -----------------
                    PHARMACEUTICALS (0.1%)
          100,000   GlaxoSmithKline Capital, Inc., 4.375%, due 04/15/14                                           94,700
                                                                                                       -----------------
                    REAL ESTATE (0.1%)
           75,000   EOP Operating, LP, 5.875%, due 01/15/13                                                       76,973
                                                                                                       -----------------
                    RESTAURANTS (0.1%)
           45,000   Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10                                         45,000*
                                                                                                       -----------------
                    RETAIL (0.9%)
           30,000   Barneys New York, Inc., 9%, due 04/01/08                                                      30,900
           75,000   Federated Department Stores, Inc., 6.625%, due 09/01/08                                       82,349
          105,000   J.C. Penney Co., Inc., 9%, due 08/01/12                                                      127,838
           70,000   Payless Shoesource, Inc., 8.25%, due 08/01/13                                                 70,175+
           25,000   Rite Aid Corp., 8.125%, due 05/01/10                                                          27,000
           55,000   Rite Aid Corp., 9.5%, due 02/15/11                                                            61,463
           20,000   Saks, Inc., 7.375%, due 02/15/19                                                              20,050
           40,000   Saks, Inc., (144A), 7%, due 12/01/13                                                          40,800*
          100,000   Wal-Mart Stores, Inc., 7.55%, due 02/15/30                                                   119,826
                                                                                                       -----------------
                    TOTAL RETAIL                                                                                 580,401
                                                                                                       -----------------
                    TELECOMMUNICATIONS (0.9%)
           75,000   France Telecom S.A. (France), 8.75%, due 03/01/11                                             88,409
           70,000   Insight Midwest, LP, 10.5%, due 11/01/10                                                      75,950
           95,000   MCI, Inc., 7.735%, due 05/01/14                                                               88,350+
          180,000   Nextel Communications, Inc., 7.375%, due 08/01/15                                            188,100
           75,000   Rogers Wireless Communications, Inc., 9.625%, due 05/01/11                                    87,000
           10,000   Rural Cellular Corp., 9.75%, due 01/15/10                                                      9,400+
           15,000   Rural Cellular Corp., (144A), 8.25%, due 03/15/12                                             15,600*
                                                                                                       -----------------
                    TOTAL TELECOMMUNICATIONS                                                                     552,809
                                                                                                       -----------------
                    TELEPHONE COMMUNICATIONS, EXC. RADIO (1.2%)
           75,000   AT&T Wireless Services, Inc., 8.125%, due 05/01/12                                            87,436
           75,000   BellSouth Corp., 6%, due 10/15/11                                                             80,000
          100,000   Deutsche Telekom International Finance AG (Germany), 8.5%, due 06/15/10                      118,150
           95,000   Qwest Corp., (144A), 9.125%, due 03/15/12                                                    102,600*
           75,000   SBC Communications, Inc., 5.875%, due 02/01/12                                                78,383
           75,000   Sprint Capital Corp., 8.75%, due 03/15/32                                                     89,667
           20,000   Triton PCS, Inc., 8.5%, due 06/01/13                                                          20,800+
           75,000   Trump Holdings & Funding Corp., 11.625%, due 03/15/10                                         75,938+
          100,000   Verizon Global Funding Corp., 7.75%, due 12/01/30                                            113,839
                                                                                                       -----------------
                    TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                                                   766,813
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    TRANSPORTATION (0.3%)
$          75,000   Canadian National Railway Co. (Canada), 6.375%, due 10/15/11                       $          82,077
           75,000   Union Pacific Corp., 6.625%, due 02/01/29                                                     78,466
                                                                                                       -----------------
                    TOTAL TRANSPORTATION                                                                         160,543
                                                                                                       -----------------
                    UTILITIES (0.9%)
          225,000   AES Corp., 9.5%, due 06/01/09                                                                242,438+
          185,000   Calpine Corp., (144A), 8.5%, due 07/15/10                                                    163,725*+
          150,000   Carolina Power & Light Corp., 5.95%, due 03/01/09                                            161,241
           15,000   CMS Energy Corp., 9.875%, due 10/15/07                                                        16,425
                                                                                                       -----------------
                    TOTAL UTILITIES                                                                              583,829
                                                                                                       -----------------
                    TOTAL CORPORATE BONDS (COST: $17,407,874) (28.3%)                                         18,046,840
                                                                                                       -----------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS (8.5%)
           41,056   Citicorp Mortgage Securities (98-5-A1), 6.75%, due 03/25/25                                   41,261
          895,563   Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA),
                      5.75%, due 04/22/33                                                                        899,761
          780,603   Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                      due 10/15/27 (PAC)                                                                         792,406
          163,894   Federal Home Loan Mortgage Corp. (2151- JE), 6%, due 01/15/27                                164,228
        1,138,429   Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32                             1,200,120
          978,314   Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13                                 982,860
        1,042,223   Federal National Mortgage Association (01-14-SH), 23.905%,
                      due 03/25/30 (I/F)                                                                       1,340,122
                                                                                                       -----------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $5,133,540)                               5,420,758
                                                                                                       -----------------
                    FOREIGN GOVERNMENT BONDS & NOTES (6.9%)
EUR       640,000   Federal Republic of Germany, 5.25%, due 01/04/08                                             823,796
CAD       210,000   Government of Canada, 5%, due 09/01/04                                                       154,181
CAD       140,000   Government of Canada, 5.5%, due 06/01/10                                                     109,074
EUR       511,000   Government of France, 5.25%, due 04/25/08                                                    659,196
EUR        80,000   Government of Portugal, 5.375%, due 06/23/08                                                 103,739
EUR       375,000   Government of Spain, 5.15%, due 07/30/09                                                     484,819
EUR       165,000   Hellenic Republic (Greece), 6%, due 02/19/06                                                 209,766
EUR        15,000   Hypothekenbank in Essen AG (Germany), 4.25%, due 07/06/09                                     18,524
EUR        69,000   Hypothekenbank in Essen AG (Germany), (144A), 4.25%, due 07/06/09                             84,915*
EUR       140,000   Kingdom of Belgium, 6.25%, due 03/28/07                                                      183,537
DKK       455,000   Kingdom of Denmark, 7%, due 12/15/04                                                          75,378
NOK     2,230,000   Kingdom of Norway, 5.5%, due 05/15/09                                                        345,040
SEK     1,200,000   Kingdom of Sweden, 5%, due 01/28/09                                                          164,570
$          75,000   Province of Manitoba (Canada), 5.5%, due 10/01/08                                             79,924
$          75,000   Province of Quebec (Canada), 7.5%, due 09/15/29                                               91,423
EUR       165,000   Republic of Ireland, 4%, due 04/18/10                                                        201,099
$          75,000   Republic of Italy, 4.375%, due 10/25/06                                                       77,631
EUR       435,000   Republic of Italy, 5%, due 05/01/08                                                          555,768
                                                                                                       -----------------
                    TOTAL FOREIGN GOVERNMENT BONDS & NOTES (COST: $3,437,819)                                  4,422,380
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (30.4%)
$       2,000,000   Federal Home Loan Mortgage Corp., 4%, due 09/15/15                                 $       2,004,180
        1,000,000   Federal Home Loan Mortgage Corp., 4.5%, due 10/15/30                                         910,570
          950,000   Federal Home Loan Mortgage Corp., 4.875%, due 03/15/07                                       996,845
          817,871   Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%,
                      due 02/01/22                                                                               828,348
          900,000   Federal Home Loan Mortgage Corp., TBA, 5%                                                    901,404^
        1,450,000   Federal National Mortgage Association, 4.25%, due 07/15/07                                 1,493,515+
          700,000   Federal National Mortgage Association, 4.375%, due 10/15/06                                  725,879
          750,000   Federal National Mortgage Association, 5.25%, due 04/15/07                                   794,595
          698,523   Federal National Mortgage Association, Pool #254634, 5.5%,
                      due 02/01/23                                                                               705,725
        1,480,505   Federal National Mortgage Association, Pool #555114, 5.5%,
                      due 12/01/17                                                                             1,518,909
        1,919,145   Federal National Mortgage Association, Pool #555811, 4%,
                      due 10/01/18                                                                             1,846,582
          930,570   Federal National Mortgage Association, Pool #596686, 6.5%,
                      due 11/01/31                                                                               971,974
        1,974,838   Federal National Mortgage Association, Pool #725275, 4%,
                      due 03/01/19                                                                             1,902,016
          967,205   Federal National Mortgage Association, Pool #727575, 5%,
                      due 06/01/33                                                                               942,572
          993,299   Federal National Mortgage Association, Pool #748751, 5.5%,
                      due 10/01/33                                                                               992,282
        1,959,782   Government National Mortgage Association, Pool #608259, 4.5%,
                      due 08/15/33                                                                             1,844,644
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $19,358,783)                              19,380,040
                                                                                                       -----------------
                    U.S. TREASURY BONDS (8.6%)
          900,000   U.S. Treasury Bonds, 6.125%, due 11/15/27                                                    989,648+
          900,000   U.S. Treasury Bonds, 7.125%, due 02/15/23                                                  1,095,192
          600,000   U.S. Treasury Bonds, 8.5%, due 02/15/20                                                      817,430
        1,000,000   U.S. Treasury Bonds, 11.25%, due 02/15/15                                                  1,559,690
          750,000   U.S. Treasury Bonds, 12%, due 08/15/13                                                     1,005,818
                                                                                                       -----------------
                    TOTAL U.S. TREASURY BONDS (COST: $5,654,930)                                               5,467,778
                                                                                                       -----------------
                    U.S. TREASURY NOTES (8.9%)
        2,100,000   U.S. Treasury Note, 1.625%, due 04/30/05                                                   2,100,336
          800,000   U.S. Treasury Note, 4.375%, due 05/15/07                                                     834,504
        1,000,000   U.S. Treasury Note, 4.75%, due 11/15/08                                                    1,052,810+
        1,600,000   U.S. Treasury Note, 4.875%, due 02/15/12                                                   1,664,000
                                                                                                       -----------------
                    TOTAL U.S. TREASURY NOTES (COST: $5,732,712)                                               5,651,650
                                                                                                       -----------------
                    TOTAL FIXED INCOME SECURITIES (COST: $56,725,658) (91.6%)                                 58,389,446
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    NUMBER OF
    SHARES OR
    WARRANTS        EQUITY SECURITIES                                                                        VALUE
------------------------------------------------------------------------------------------------------------------------
               30   Barneys New York, Inc., (144A), Warrants, expire 02/01/08                          $              --* **
              300   Travel Centers of America, Inc., Warrants, expire 05/01/09                                     1,125**
               67   WRC Media Corp., (144A), Common Stock                                                             --* **
                                                                                                       -----------------
                    TOTAL EQUITY SECURITIES (COST: $0) (0.0%)                                                      1,125
                                                                                                       -----------------

    PRINCIPAL
      AMOUNT        SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$          88,638   Bank of America, 1.05%, due 05/03/04                                                          88,638***
            7,652   Bank of Montreal, 1.02%, due 05/21/04                                                          7,652***
          265,913   Bank of Nova Scotia, 1.04%, due 07/06/04                                                     265,913***
           88,638   Bank of Scotland, 1.08%, due 07/29/04                                                         88,638***
           88,638   Bear Stearns & Co., 1.135%, due 06/10/04                                                      88,638***
          168,411   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                            168,411***
          354,550   BNP Paribas, 1.01%, due 05/05/04                                                             354,550***
          221,594   BNP Paribas, 1.01%, due 05/18/04                                                             221,594***
          177,275   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                     177,275***
          177,275   Citigroup, Inc., 1.03%, due 06/14/04                                                         177,275***
          487,507   Citigroup, Inc., 1.035%, due 06/24/04                                                        487,507***
           53,183   Credit Agricole Indosuez, 1%, due 05/07/04                                                    53,183***
          132,956   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                                        132,956***
          309,826   Delaware Funding Corp., 1.031%, due 05/24/04                                                 309,826***
          177,275   Den Danske Bank, 1.02%, due 05/18/04                                                         177,275***
          132,956   Den Danske Bank, 1.02%, due 05/20/04                                                         132,956***
           44,319   Deutsche Bank, 1.05%, due 10/12/04                                                            44,319***
          132,956   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                      132,956***
           88,638   Fleet National Bank, 1%, due 07/21/04                                                         88,638***
        3,059,639   Foreign Currency Call Accounts                                                             3,059,639
        1,585,264   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                             1,585,264
          221,150   Jupiter Securitization Corp., 1.031%, due 05/26/04                                           221,150***
           44,319   Jupiter Securitization Corp., 1.031%, due 05/28/04                                            44,319***
          228,690   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                               228,690***
        1,152,289   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                     1,152,289***
          265,913   Royal Bank of Canada, 1.05%, due 07/08/04                                                    265,913***
          106,365   Royal Bank of Scotland, 1.05%, due 07/07/04                                                  106,365***
          354,550   Royal Bank of Scotland, 1.05%, due 07/15/04                                                  354,550***
          221,594   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                            221,594***
          443,189   Toronto Dominion Bank, 1.09%, due 08/02/04                                                   443,189***
           88,638   Wells Fargo & Co., 1.02%, due 05/14/04                                                        88,638***
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $10,934,669) (17.2%)                                  10,969,800
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $67,660,327) (108.8%)                                            69,360,371
                    LIABILITIES IN EXCESS OF OTHER ASSETS (- 8.8%)                                            (5,596,561)
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $      63,763,810
                                                                                                       =================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

NOTES TO THE SCHEDULE OF INVESTMENTS:

CAD - CANADIAN DOLLAR.
DKK - DANISH KRONE.
EUR - EURO CURRENCY.
NOK - NORWEGIAN KRONE.
SEK - SWEDISH KRONA.
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
PAC - PLANNED AMORTIZATION CLASS.
    * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $2,100,812 OR 3.3% OF NET ASSETS.
   ** NON-INCOME PRODUCING.
  *** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
    ^ SECURITIES PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE PRINCIPAL
      AMOUNT. THE ACTUAL PRINCIPAL AMOUNT WILL BE DETERMINED UPON SETTLEMENT WHEN THE SECURITIES ARE DELIVERED TO THE FUND.
    + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
    # COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW Galileo High Yield Bond Fund

Schedule of Investments (Unaudited)

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    ADVERTISING (2.1% OF NET ASSETS)
$       4,125,000   Advanstar Communications, Inc., 10.75%, due 08/15/10                               $       4,537,500+
        1,000,000   Advanstar Communications, Inc., Series B, 12%, due 02/15/11                                1,067,500+
                                                                                                       -----------------
                    TOTAL ADVERTISING                                                                          5,605,000
                                                                                                       -----------------
                    AEROSPACE/DEFENSE (1.1%)
          925,000   BE Aerospace, Inc., 9.5%, due 11/01/08                                                       929,625+
        1,925,000   Sequa Corp., 8.875%, due 04/01/08                                                          2,127,125
                                                                                                       -----------------
                    TOTAL AEROSPACE/DEFENSE                                                                    3,056,750
                                                                                                       -----------------
                    AIRLINES (0.2%)
          600,000   Petroleum Helicopters, Inc., 9.375%, due 05/01/09                                            639,000
                                                                                                       -----------------
                    AUTOMOTIVE (3.2%)
        1,200,000   ArvinMeritor, Inc., 8.75%, due 03/01/12                                                    1,314,000
        1,500,000   Collins & Aikman Products Corp., 10.75%, due 12/31/11                                      1,552,500
          800,000   Dana Corp., 9%, due 08/15/11                                                                 944,000
        1,675,000   Dura Operating Corp., 9%, due 05/01/09                                                     1,666,625+
        1,275,000   Eagle-Picher Industries, Inc., 9.75%, due 09/01/13                                         1,392,937
        1,225,000   Keystone Automotive Operations, Inc., (144A), 9.75%, due 11/01/13                          1,341,375*
          468,000   TRW Automotive, Inc., 9.375%, due 02/15/13                                                   535,860
                                                                                                       -----------------
                    TOTAL AUTOMOTIVE                                                                           8,747,297
                                                                                                       -----------------
                    BANKING & FINANCIAL SERVICES (5.9%)
        1,550,000   AmeriCredit Corp., 9.25%, due 05/01/09                                                     1,666,250+
          925,000   CB Richard Ellis Services, Inc., 9.75%, due 05/15/10                                       1,026,750
        1,125,000   CB Richard Ellis Services, Inc., 11.25%, due 06/15/11                                      1,260,000
        2,250,000   Dollar Financial Group, Inc., 9.75%, due 11/15/11                                          2,413,125
        1,825,000   Host Marriott Corp., 9.5%, due 01/15/07                                                    2,034,875
        2,790,000   Meristar Hospitality Corp., 10.5%, due 06/15/09                                            2,985,300
          525,000   Metris Companies, Inc., 10.125%, due 07/15/06                                                523,687+
        2,725,000   Poster Financial Group, Inc., (144A), 8.75%, due 12/01/11                                  2,861,250*+
        1,100,000   Western Financial Bank, 9.625%, due 05/15/12                                               1,243,000
                                                                                                       -----------------
                    TOTAL BANKING & FINANCIAL SERVICES                                                        16,014,237
                                                                                                       -----------------
                    BEVERAGES, FOOD & TOBACCO (1.8%)
        1,625,000   Del Monte Corp., 8.625%, due 12/15/12                                                      1,801,719
        1,900,000   Dole Foods Co., Inc., 8.875%, due 03/15/11                                                 2,033,000
        1,125,000   Standard Commercial Corp., (144A), 8%, due 04/15/12                                        1,158,750*
                                                                                                       -----------------
                    TOTAL BEVERAGES, FOOD & TOBACCO                                                            4,993,469
                                                                                                       -----------------
                    CHEMICALS (5.8%)
        3,250,000   Equistar Chemical, LP, 10.125%, due 09/01/08                                               3,615,625
          150,000   Equistar Chemical, LP, 10.625%, due 05/01/11                                                 167,625
        1,325,000   Foamex, LP/Foamex Capital Corp., 10.75%, due 04/01/09                                      1,245,500
          775,000   Huntsman Co. LLC, (144A), 0.%, due 05/15/11                                                  139,500*
        2,625,000   Huntsman International, LLC, 9.875%, due 03/01/09                                          2,913,750
        1,825,000   ISP Holdings, Inc., 10.625%, due 12/15/09                                                  2,025,750
          725,000   Kraton Polymers LLC, (144A), 8.125%, due 01/15/14                                            768,500*

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    CHEMICALS (CONTINUED)
$          50,000   Lyondell Chemical Companies, Inc., 9.625%, due 05/01/07                            $          52,875
          925,000   Lyondell Chemical Companies, Inc., 11.125%, due 07/15/12                                   1,029,062
        2,100,000   Radnor Holdings Corp., 11%, due 03/15/10                                                   1,827,000+
        1,050,000   Resolution Performance Products, LLC, 9.5%, due 04/15/10                                   1,071,000+
        1,225,000   Rhodia S.A., (144A), 8.875%, due 06/01/11                                                  1,041,250*+
                                                                                                       -----------------
                    TOTAL CHEMICALS                                                                           15,897,437
                                                                                                       -----------------
                    COMMERCIAL SERVICES (7.4%)
        2,000,000   Allied Waste North America, (144A), 7.375%, due 04/15/14                                   1,985,000*+
          675,000   Ferrellfas Partners, LP, (144A), 6.75%, due 05/01/14                                         673,312*
        3,150,000   H&E Equipment Services, LLC, 11.125%, due 06/15/12                                         3,402,000
        1,050,000   Mid American Waste System Exchange, 0%, due 02/15/05                                              --#
        2,200,000   Muzak LLC/Muzak Finance Corp., 10%, due 02/15/09                                           2,266,000
        2,000,000   NationsRent, Inc., (144A), 9.5%, due 10/15/10                                              2,160,000*
        1,475,000   NDCHealth Corp., 10.5%, due 12/01/12                                                       1,663,062
        1,025,000   Petro Stopping Centers, LP, (144A), 9%, due 02/15/12                                       1,071,125*
        1,825,000   United Agri Products, (144A), 8.25%, due 12/15/11                                          2,025,750*
        2,225,000   United Rentals North America, Inc., 7.75%, due 11/15/13                                    2,169,375+
          725,000   Williams Scotsman, Inc., 10%, due 08/15/08                                                   797,500
        1,575,000   Xerox Corp., 9.75%, due 01/15/09                                                           1,787,625
                                                                                                       -----------------
                    TOTAL COMMERCIAL SERVICES                                                                 20,000,749
                                                                                                       -----------------
                    COMMUNICATIONS (1.4%)
        1,175,000   Consolidated Communications, Inc., (144A), 9.75%, due 04/01/12                             1,204,375*
        1,850,000   PanAmSat Corp., 8.5%, due 02/01/12                                                         2,090,500
          450,000   Telex Communications, Inc., 11.5%, due 10/15/08                                              481,500
                                                                                                       -----------------
                    TOTAL COMMUNICATIONS                                                                       3,776,375
                                                                                                       -----------------
                    CONSTRUCTION (2.0%)
          725,000   Building Materials Corp., 8%, due 12/01/08                                                   723,187
          175,000   Building Materials Corp., Series B, 8%, due 10/15/07                                         174,562
        1,425,000   Standard Pacific Corp., 9.25%, due 04/15/12                                                1,574,625
          725,000   Technical Olympic USA, Inc., 9%, due 07/01/10                                                761,250
        1,925,000   Technical Olympic USA, Inc., 10.375%, due 07/01/12                                         2,107,875
                                                                                                       -----------------
                    TOTAL CONSTRUCTION                                                                         5,341,499
                                                                                                       -----------------
                    CONTAINERS & PACKAGING (3.0%)
        1,025,000   BWAY Corp., 10%, due 10/15/10                                                              1,107,000
        1,475,000   Owens-Brockway Glass Co., 8.75%, due 11/15/12                                              1,600,375
        2,400,000   Pliant Corp., 11.125%, due 09/01/09                                                        2,586,000
        1,625,000   Tekni-Plex, Inc., Series B, 12.75%, due 06/15/10                                           1,677,812
        1,225,000   U.S. Can Corp., 10.875%, due 07/15/10                                                      1,286,250
                                                                                                       -----------------
                    TOTAL CONTAINERS & PACKAGING                                                               8,257,437
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    ELECTRIC UTILITIES (4.7%)
$         725,000   Allegheny Energy Supply Co., LLC, (144A), 8.75%, due 04/15/12                      $         728,625*+
          125,000   DPL, Inc., 8.25%, due 03/01/07                                                               130,039
        2,775,000   Edison Mission Energy Corp., 9.875%, due 04/15/11                                          2,851,312
        3,050,000   PSEG Energy Holdings, Inc., 10%, due 10/01/09                                              3,530,375
        2,675,000   Reliant Resources, Inc., 9.25%, due 07/15/10                                               2,875,625
        2,725,000   Teco Energy, Inc., 7%, due 05/01/12                                                        2,711,375
                                                                                                       -----------------
                    TOTAL ELECTRIC UTILITIES                                                                  12,827,351
                                                                                                       -----------------
                    ELECTRICAL EQUIPMENT (0.3%)
          600,000   UCAR Finance, Inc., 10.25%, due 02/15/12                                                     688,500
                                                                                                       -----------------
                    ELECTRONICS (1.9%)
          100,000   Amkor Technology, Inc., 7.75%, due 05/15/13                                                   97,500+
          825,000   Amkor Technology, Inc., 9.25%, due 02/15/08                                                  876,562
        2,025,000   Sanmina-SCI Corp., 10.375%, due 01/15/10                                                   2,359,125
        1,475,000   Stoneridge, Inc., 11.5%, due 05/01/12                                                      1,770,000
                                                                                                       -----------------
                    TOTAL ELECTRONICS                                                                          5,103,187
                                                                                                       -----------------
                    ENERGY & OIL SERVICES (3.7%)
        5,275,000   El Paso Corp., 7.875%, due 06/15/12                                                        4,694,750+
        1,100,000   Forest Oil Corp., 8%, due 06/15/08                                                         1,199,000
          450,000   Forest Oil Corp., 8%, due 12/15/11                                                           495,000
        3,125,000   NRG Energy, Inc., (144A), 8%, due 12/15/13                                                 3,164,062*
          325,000   Westport Resources Corp., 8.25%, due 11/01/11                                                366,437
                                                                                                       -----------------
                    TOTAL ENERGY & OIL SERVICES                                                                9,919,249
                                                                                                       -----------------
                    ENTERTAINMENT & LEISURE (5.0%)
        1,325,000   Cinemark USA, Inc., 9%, due 02/01/13                                                       1,447,563
        2,500,000   Gaylord Entertainment Co., (144A), 8%, due 11/15/13                                        2,637,500*
          850,000   Hollywood Casino Corp., 0%, due 08/01/06                                                     620,500#
        2,475,000   Majestic Star Casino LLC / Majestic Star Casino Capital, 9.5%,
                    due 10/15/10                                                                               2,567,813
        1,775,000   Mandalay Resort Group, 9.375%, due 02/15/10                                                2,076,750+
        1,850,000   Penn National Gaming, Inc., 8.875%, due 03/15/10                                           2,011,875
          375,000   Premier Entertainment Biloxi LLC, (144A), 10.75%, due 02/01/12                               405,938*
        1,050,000   Regal Cinemas, Inc., 9.375%, due 02/01/12                                                  1,246,875
          625,000   Warner Music Group, (144A), 7.375%, due 04/15/14                                             628,125*
                                                                                                       -----------------
                    TOTAL ENTERTAINMENT & LEISURE                                                             13,642,939
                                                                                                       -----------------
                    FOODS, HOTELS & RESTAURANTS (3.2%)
        2,525,000   Ahold Finance USA, Inc., 8.25%, due 07/15/10                                               2,745,938+
        2,135,000   DiGiorgio Corp., 10%, due 06/15/07                                                         2,113,650+
        3,975,000   Mortons Restaurant Group, 7.5%, due 07/01/10                                               3,776,250
                                                                                                       -----------------
                    TOTAL FOODS, HOTELS & RESTAURANTS                                                          8,635,838
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    HEALTHCARE (2.7%)
$       1,350,000   Concentra Operating Corp., 9.5%, due 08/15/10                                      $       1,498,500+
          245,000   Hudson Respiratory Care, Inc., 9.125%, due 04/15/08                                          227,850
          640,000   Prime Medical Services, Inc., 8.75%, due 04/01/08                                            641,600
        1,700,000   Psychiatric Solutions, Inc., 10.625%, due 06/15/13                                         1,938,000
        3,400,000   Tenet Healthcare Corp., 7.375%, due 02/01/13                                               3,094,000+
                                                                                                       -----------------
                    TOTAL HEALTHCARE                                                                           7,399,950
                                                                                                       -----------------
                    HOME CONSTRUCTION, FURNISHINGS & APPLIANCES (3.4%)
        1,775,000   D.R. Horton, Inc., 9.75%, due 09/15/10                                                     2,076,750+
        1,250,000   Interactive Health LLC, (144A), 7.25%, due 04/01/11                                        1,087,500*
        2,050,000   Nortek, Inc., 9.875%, due 06/15/11                                                         2,296,000
        3,225,000   William Lyon Homes, Inc., 10.75%, due 04/01/13                                             3,708,750
                                                                                                       -----------------
                    TOTAL HOME CONSTRUCTION, FURNISHINGS & APPLIANCES                                          9,169,000
                                                                                                       -----------------
                    INSURANCE (0.9%)
        2,425,000   Leucadia National Corp., 7%, due 08/15/13                                                  2,425,000
                                                                                                       -----------------
                    MACHINERY (1.3%)
          700,000   Case New Holland, Inc., (144A), 9.25%, due 08/01/11                                          787,500*
        1,625,000   Case New Holland, Inc., (144A), 9.25%, due 08/01/11                                        1,828,125*
          775,000   JLG Industries, Inc., 8.25%, due 05/01/08                                                    837,000
                                                                                                       -----------------
                    TOTAL MACHINERY                                                                            3,452,625
                                                                                                       -----------------
                    MEDIA--BROADCASTING & PUBLISHING (10.2%)
          400,000   American Achievement Corp., (144A), 8.25%, due 04/01/12                                      408,000*
        2,825,000   American Media Operation, Inc., 8.875%, due 01/15/11                                       2,825,000+
          225,000   Charter Communications Capital Corp., (144A), 8%, due 04/30/12                               223,031*
        1,575,000   Charter Communications Holdings, LLC, 11.125%, due 01/15/11                                1,397,813
        1,425,000   Charter Communications Holdings, LLC, (144A), 10.25%, due 09/15/10                         1,480,219*+
        1,700,000   CSC Holdings, Inc., 10.5%, due 05/15/16                                                    1,950,750+
          925,000   Dex Media East, LLC, 9.875%, due 11/15/09                                                  1,036,000
          250,000   Dex Media West, LLC, (144A), 8.5%, due 08/15/10                                              270,000*
        1,000,000   Echostar DBS Corp., (144A), 5.75%, due 10/01/08                                            1,002,500*
          525,000   Emmis Operating Co., (144A), 6.875%, due 05/15/12                                            522,375*
        2,125,000   LBI Media, Inc., 10.125%, due 07/15/12                                                     2,422,500
        1,675,000   Lodgenet Entertainment Corp., 9.5%, due 06/15/13                                           1,842,500
        2,550,000   Mediacom Broadband, LLC, 11%, due 07/15/13                                                 2,741,250
          425,000   Mediacom, LLC, 9.5%, due 01/15/13                                                            420,750+
        1,900,000   Primedia, Inc., 8.875%, due 05/15/11                                                       1,928,500
        1,825,000   Radio One, Inc., 8.875%, due 07/01/11                                                      2,012,063
        1,475,000   Readers Digest Association, Inc., (144A), 6.5%, due 03/01/11                               1,489,750*
        2,725,000   Vertis, Inc., 10.875%, due 06/15/09                                                        2,874,875+
          950,000   Von Hoffmann Corp., 10.25%, due 03/15/09                                                     988,000
                                                                                                       -----------------
                    TOTAL MEDIA--BROADCASTING & PUBLISHING                                                    27,835,876
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    MEDICAL SUPPLIES (0.6%)
$         925,000   Universal Hospital Services, Inc., (144A), 10.125%, due 11/01/11                   $         990,906*
          325,000   VWR International, Inc., (144A), 6.875%, due 04/15/12                                        336,375*
          375,000   VWR International, Inc., (144A), 8%, due 04/15/14                                            390,938*
                                                                                                       -----------------
                    TOTAL MEDICAL SUPPLIES                                                                     1,718,219
                                                                                                       -----------------
                    METALS (3.2%)
        2,600,000   AK Steel Corp., 7.875%, due 02/15/09                                                       2,392,000+
        1,525,000   Euramax International, Inc., 8.5%, due 08/15/11                                            1,624,125
        1,325,000   General Cable Corp., (144A), 9.5%, due 11/15/10                                            1,447,563*
          675,000   Ispat Inland ULC (Canada), (144A), 9.75%, due 04/01/14                                       703,688*
          650,000   Russel Metals, Inc., (144A), 6.375%, due 03/01/14                                            650,000*
          442,000   U.S. Steel Corp., 9.75%, due 05/15/10                                                        508,300
        1,175,000   Wolverine Tube, Inc., 10.5%, due 04/01/09                                                  1,280,750
                                                                                                       -----------------
                    TOTAL METALS                                                                               8,606,426
                                                                                                       -----------------
                    OIL & GAS (3.4%)
        1,975,000   Exco Resources, Inc., (144A), 7.25%, due 01/15/11                                          1,994,750*
        1,075,000   Hanover Equipment Trust, 8.75%, due 09/01/11                                               1,150,250
        1,825,000   WH Holdings, Ltd./WH Capital Corp., (144A), 9.5%, due 04/01/11                             1,943,625*
        2,100,000   Williams Companies, Inc., 8.125%, due 03/15/12                                             2,278,500
        1,775,000   Williams Companies, Inc., 8.625%, due 06/01/10                                             1,948,063
                                                                                                       -----------------
                    TOTAL OIL & GAS                                                                            9,315,188
                                                                                                       -----------------
                    PAPER & FOREST PRODUCTS (3.7%)
        1,025,000   Buckeye Technologies, Inc., 8.5%, due 10/01/13                                             1,091,625
        2,375,000   Caraustar Industries, Inc., 7.375%, due 06/01/09                                           2,410,625
        3,075,000   Georgia-Pacific Corp., 9.5%, due 12/01/11                                                  3,716,906+
          800,000   Smurfit-Stone Container Corp., 8.25%, due 10/01/12                                           858,000
          450,000   Tembec Industries, Inc., 8.5%, due 02/01/11                                                  456,750
        1,575,000   Tembec Industries, Inc., 8.625%, due 06/30/09                                              1,598,625
                                                                                                       -----------------
                    TOTAL PAPER & FOREST PRODUCTS                                                             10,132,531
                                                                                                       -----------------
                    RESTAURANTS (0.5%)
        1,250,000   Real Mex Restaurants, Inc., (144A), 10%, due 04/01/10                                      1,250,000*
                                                                                                       -----------------
                    RETAIL (3.9%)
        1,575,000   Barneys New York, Inc., 9%, due 04/01/08                                                   1,622,250
        3,440,000   J.C. Penney Co., Inc., 9%, due 08/01/12                                                    4,188,200
        1,150,000   Payless Shoesource, Inc., 8.25%, due 08/01/13                                              1,152,875+
        2,125,000   Rite Aid Corp., 9.5%, due 02/15/11                                                         2,374,688
        1,300,000   Saks, Inc., (144A), 7%, due 12/01/13                                                       1,326,000*
                                                                                                       -----------------
                    TOTAL RETAIL                                                                              10,664,013
                                                                                                       -----------------
                    TELECOMMUNICATIONS (5.3%)
        1,075,000   Insight Midwest, LP, 10.5%, due 11/01/10                                                   1,166,375
        1,050,000   Insight Midwest, LP, (144A), 10.5%, due 11/01/10                                           1,139,250*
        1,825,000   MCI, Inc., 7.735%, due 05/01/14                                                            1,697,250+
        4,100,000   Nextel Communications, Inc., 7.375%, due 08/01/15                                          4,284,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    TELECOMMUNICATIONS (CONTINUED)
$       1,800,000   Rogers Wireless Communications, Inc., 9.625%, due 05/01/11                         $       2,088,000
        2,025,000   Rural Cellular Corp., 9.75%, due 01/15/10                                                  1,903,500+
          475,000   Rural Cellular Corp., (144A), 8.25%, due 03/15/12                                            494,000*
        1,850,000   Triton PCS, Inc., 9.375%, due 02/01/11                                                     1,762,125+
                                                                                                       -----------------
                    TOTAL TELECOMMUNICATIONS                                                                  14,535,000
                                                                                                       -----------------
                    TELEPHONE COMMUNICATIONS, EXC. RADIO (2.3%)
        4,600,000   Qwest Corp., (144A), 9.125%, due 03/15/12                                                  4,968,000*
        1,175,000   Trump Holdings & Funding Corp., 11.625%, due 03/15/10                                      1,189,688+
                                                                                                       -----------------
                    TOTAL TELEPHONE COMMUNICATIONS, EXC. RADIO                                                 6,157,688
                                                                                                       -----------------
                    UTILITIES (4.5%)
          700,000   AES Corp., 9.375%, due 09/15/10                                                              754,250
        3,675,000   AES Corp., 9.5%, due 06/01/09                                                              3,959,813+
        1,500,000   Calpine Corp., 8.625%, due 08/15/10                                                        1,046,250+
        3,850,000   Calpine Corp., (144A), 8.5%, due 07/15/10                                                  3,407,250*+
        2,750,000   CMS Energy Corp., 9.875%, due 10/15/07                                                     3,011,250
                                                                                                       -----------------
                    TOTAL UTILITIES                                                                           12,178,813
                                                                                                       -----------------
                    TOTAL FIXED INCOME SECURITIES (COST: $256,011,235) (98.6%)                               267,986,643
                                                                                                       -----------------

    NUMBER OF
    SHARES OR
    WARRANTS        EQUITY SECURITIES
------------------------------------------------------------------------------------------------------------------------
            1,575   Barneys New York, Inc., (144A), Warrants, expire 02/01/08                                         --* **
            2,047   Forman Petroleum Corp., Warrants, expire 06/01/04                                                 --**
            4,150   GT Group Telecom, Inc., (144A), Warrants, expire 02/01/10                                         --* **
              800   Pliant Corp., (144A), Warrants, expire 06/01/10                                                   --* **
            4,075   Travel Centers of America, Inc., Warrants, expire 05/01/09                                    15,375**
            1,454   WRC Media Corp., (144A), Common Stock                                                             --* **
                                                                                                       -----------------
                    TOTAL EQUITY SECURITIES (COST: $45,001) (0.0%)                                                15,375
                                                                                                       -----------------

    PRINCIPAL
      AMOUNT        SHORT-TERM INVESTMENTS
------------------------------------------------------------------------------------------------------------------------
$         812,891   Bank of America, 1.05%, due 05/03/04                                                         812,891***
           70,184   Bank of Montreal, 1.02%, due 05/21/04                                                         70,184***
        2,438,678   Bank of Nova Scotia, 1.04%, due 07/06/04                                                   2,438,678***
          812,893   Bank of Scotland, 1.08%, due 07/29/04                                                        812,893***
          812,893   Bear Stearns & Co., 1.135%, due 06/10/04                                                     812,893***
        1,544,496   BGI Prime Money Market Fund, 1.016%, due 05/03/04                                          1,544,496***
        3,251,570   BNP Paribas, 1.01%, due 05/05/04                                                           3,251,570***
        2,032,232   BNP Paribas, 1.01%, due 05/18/04                                                           2,032,232***
        1,625,785   Canadian Imperial Bank of Commerce, 1.095%, due 11/04/04                                   1,625,785***
        1,625,785   Citigroup, Inc., 1.03%, due 06/14/04                                                       1,625,785***
        4,470,909   Citigroup, Inc., 1.035%, due 06/24/04                                                      4,470,909***
          487,736   Credit Agricole Indosuez, 1%, due 05/07/04                                                   487,736***

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        SHORT-TERM INVESTMENTS                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------
$       1,219,339   Credit Suisse First Boston Corp., 1.07%, due 09/08/04                              $       1,219,339***
        2,841,403   Delaware Funding Corp., 1.031%, due 05/24/04                                               2,841,403***
        1,625,785   Den Danske Bank, 1.02%, due 05/18/04                                                       1,625,785***
        1,219,339   Den Danske Bank, 1.02%, due 05/20/04                                                       1,219,339***
          406,446   Deutsche Bank, 1.05%, due 10/12/04                                                           406,446***
        1,219,339   Falcon Asset Securitization Corp., 1.031%, due 05/13/04                                    1,219,339***
          812,893   Fleet National Bank, 1%, due 07/21/04                                                        812,893***
        2,000,409   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                             2,000,409
        2,028,161   Jupiter Securitization Corp., 1.031%, due 05/26/04                                         2,028,161***
          406,446   Jupiter Securitization Corp., 1.031%, due 05/28/04                                           406,446***
        2,097,301   Merrill Lynch Premier Institutional Fund, 0.973%, due 05/03/04                             2,097,301***
       10,567,605   Merrimac Cash Fund-Premium Class, 0.987%, due 05/03/04                                    10,567,605***
        2,438,678   Royal Bank of Canada, 1.05%, due 07/08/04                                                  2,438,678***
          975,471   Royal Bank of Scotland, 1.05%, due 07/07/04                                                  975,471***
        3,251,570   Royal Bank of Scotland, 1.05%, due 07/15/04                                                3,251,570***
        2,032,232   Sheffiled Receivables Corp., 1.031%, due 05/07/04                                          2,032,232***
        4,064,463   Toronto Dominion Bank, 1.09%, due 08/02/04                                                 4,064,463***
          812,893   Wells Fargo & Co., 1.02%, due 05/14/04                                                       812,893***
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $60,005,825) (22.1%)                                  60,005,825
                                                                                                       -----------------

                    TOTAL INVESTMENTS (COST: $316,062,061) (120.7%)                                          328,007,843
                    LIABILITIES IN EXCESS OF OTHER ASSETS (- 20.7%)                                          (56,267,838)
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $     271,740,005
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
  * SECURITY EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. AT APRIL 30, 2004, THE VALUE OF THESE SECURITIES AMOUNTED TO $54,135,782 OR 19.9% OF NET ASSETS.
 ** NON-INCOME PRODUCING.
*** REPRESENTS INVESTMENTS OF SECURITY LENDING COLLATERAL (NOTE 3).
  + SECURITY PARTIALLY OR FULLY LENT (NOTE 3).
  # COMPANY IS NOT MAKING INTEREST PAYMENTS.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW Galileo Short Term Bond Fund

Schedule of Investments (Unaudited)                               April 30, 2004

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS (15.1% OF NET ASSETS)
$         128,475   Federal Home Loan Mortgage Corp. (2432-FH), 1.794%, due 03/15/32                   $         129,289
          594,074   Federal Home Loan Mortgage Corp. (2585-FD), 1.594%, due 12/15/32                             596,611
          364,840   Federal Home Loan Mortgage Corp. (2679-FA), 2.094%, due 10/15/32                             365,201
          137,625   Federal National Mortgage Association (02-36-FK), 1.54%, due 12/25/29                        137,816
          109,066   First Nationwide Trust (01-2-3A1), 7%, due 06/25/31                                          108,920
          837,684   Government National Mortgage Association (03-81-FH), 1.67%,
                      due 03/20/29 (TAC)                                                                         844,377
          432,495   Residential Accredit Loans, Inc. (02-QS16-A2), 1.65%, due 10/25/17                           433,101
          320,749   Washington Mutual MSC Mortgage Pass Through Certificates
                      (03-MS4-2A4), 1.55%, due 02/25/33 (PAC)                                                    321,913
                                                                                                       -----------------
                    TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $2,929,063)                               2,937,228
                                                                                                       -----------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (77.6%)
          885,738   Federal Home Loan Mortgage Corp., Pool #1B1010, 3.176%, due 08/01/33                         885,047
          467,831   Federal Home Loan Mortgage Corp., Pool #310005, 7.947%, due 11/01/19                         483,915
          426,970   Federal Home Loan Mortgage Corp., Pool #610967, 3.876%, due 04/01/28                         441,974
          907,939   Federal Home Loan Mortgage Corp., Pool #780833, 2.773%, due 09/01/33                         908,102
          835,086   Federal Home Loan Mortgage Corp., Pool #789924, 4.862%, due 11/01/32                         851,120
          941,088   Federal Home Loan Mortgage Corp., Pool #G50513, 5.5%, due 01/01/08                           962,658
          115,559   Federal National Mortgage Association, Pool #392536, 7.6%, due 08/01/27                      117,053
          776,305   Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31                        823,935
          478,174   Federal National Mortgage Association, Pool #661691, 4.794%,
                      due 10/01/32                                                                               483,089
          954,890   Government National Mortgage Association II, Pool #781714, 6.5%,
                      due 12/15/17                                                                             1,015,468
          204,439   Government National Mortgage Association II, Pool #80022, 5.625%,
                      due 12/20/26                                                                               209,742
        1,090,413   Government National Mortgage Association II, Pool #80594, 4%,
                      due 04/20/32                                                                             1,108,862
          530,943   Government National Mortgage Association II, Pool #80636, 4.5%,
                      due 09/20/32                                                                               537,675
           87,064   Government National Mortgage Association II, Pool #80747, 3.5%,
                      due 10/20/33                                                                                87,309
          873,360   Government National Mortgage Association II, Pool #80764, 3.5%,
                      due 11/20/33                                                                               875,816
          958,273   Government National Mortgage Association II, Pool #80766, 4%,
                      due 11/20/33                                                                               970,443
        1,916,605   Government National Mortgage Association, Pool #80734, 3%,
                      due 09/20/33                                                                             1,943,285
          931,540   Government National Mortgage Association, Pool #80749, 4%,
                      due 10/20/33                                                                               949,593
          429,730   Government National Mortgage Association, Pool #80757, 3.5%,
                      due 10/20/33                                                                               438,960
        1,000,000   Government National Mortgage Association, TBA, 3.5%                                        1,002,187^
                                                                                                       -----------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $15,059,250)                              15,096,233
                                                                                                       -----------------
                    TOTAL FIXED INCOME SECURITIES (COST: $17,988,313) (92.7%)                                 18,033,461
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        SHORT-TERM INVESTMENTS                                                                   VALUE
------------------------------------------------------------------------------------------------------------------------
$         700,000   BMW US Capital Corp., 1.02%, due 05/03/04 (Commercial Paper)                       $         699,960
          500,000   Dupont EI de Nemours Co., 1.01%, due 05/06/04 (Commercial Paper)                             499,930
            6,512   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                                 6,512
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $1,206,402) (6.2%)                                     1,206,402
                                                                                                       -----------------

                    TOTAL INVESTMENTS (COST: $19,194,715) (98.9%)                                             19,239,863
                    EXCESS OF OTHER ASSETS OVER LIABILITIES (1.1%)                                               210,703
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $      19,450,566
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
PAC - PLANNED AMORTIZATION CLASS.
TAC - TARGET AMORTIZATION CLASS.
    ^ SECURITIES PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE PRINCIPAL
      AMOUNT. THE ACTUAL PRINCIPAL AMOUNT WILL BE DETERMINED UPON SETTLEMENT WHEN THE SECURITIES ARE DELIVERED TO THE FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW Galileo Total Return Bond Fund

Schedule of Investments (Unaudited)                               April 30, 2004

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    COLLATERALIZED MORTGAGE OBLIGATIONS (45.6% OF NET ASSETS)
$       3,582,252   Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA),
                      5.75%, due 04/22/33                                                              $       3,599,043
          755,015   Federal Home Loan Mortgage Corp. (1422-SA), 16.692%,
                      due 11/15/07 (I/F)                                                                         836,413
          518,341   Federal Home Loan Mortgage Corp. (1662-N), 6.25%, due 01/15/09                               526,868
        4,221,918   Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26                             4,433,014
          107,860   Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13                                111,522
        1,561,206   Federal Home Loan Mortgage Corp. (2061-TA), 5.25%,
                      due 10/15/27 (PAC)                                                                       1,584,811
        4,344,634   Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28                                4,473,105
        3,337,726   Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31                               3,441,295
        4,355,250   Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31                               4,438,488
        6,615,514   Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32                               7,070,661
        4,323,361   Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32                             4,100,448
        8,000,000   Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23                             7,252,720
        4,991,000   Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23                             4,575,382
        7,000,000   Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18                               6,227,410
        3,917,531   Federal Home Loan Mortgage Corp. (2702-CS), 7.358%,
                      due 11/15/33 (I/F)                                                                       2,644,295
        3,519,129   Federal National Mortgage Association, (01-40-Z), 6%, due 08/25/31                         3,589,195
        5,000,000   Federal National Mortgage Association, (03-112-AN), 4%, due 11/25/18                       4,470,300
        4,827,024   Federal National Mortgage Association, (03-120-BK), 3.5%, due 11/25/16                     4,796,855
        1,000,000   Federal National Mortgage Association, (93-202-SZ), 10%,
                      due 11/25/23 (I/F)(PAC)                                                                  1,042,900
        4,355,127   Federal National Mortgage Association, (98-44-ZA), 6.5%, due 07/20/28                      4,534,732
          521,058   Federal National Mortgage Association, (G92-29-J), 8%, due 07/25/22                          557,641
        1,114,591   First Nationwide Trust (01-5-A1), 6.75%, due 10/21/31                                      1,137,830
        8,852,090   Government National Mortgage Association (02-41-SB), 4.88%,
                      due 06/20/32 (I/F)(I/O)                                                                    484,829
        3,347,916   Government National Mortgage Association (02-41-ZJ), 6%,
                      due 06/20/32                                                                             3,418,591
        8,235,775   Government National Mortgage Association (02-76-SG), 6.506%,
                      due 10/16/29 (I/F)(I/O)                                                                    741,220
       26,280,337   Government National Mortgage Association (03-42-SH), 5.401%,
                      due 05/20/33 (I/F)(I/O)                                                                  1,773,923
          438,719   Master Asset Securitization Trust (02-6-3A3), 6.25%, due 10/25/32                            443,655
        5,389,780   Master Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33                           5,312,814
          338,088   Residential Accredit Loans, Inc. (97-QS13-A7), 7.25%, due 12/25/27                           339,082
          230,484   Residential Funding Mortgage Securities I (95-S21-A6), 7.5%,
                      due 12/26/25                                                                               231,161
           16,727   Residential Funding Mortgage Securities I (95-S7-A9), 8%,
                      due 05/25/10 (I/O)                                                                             107
        5,618,322   Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33                              5,722,992
        1,260,068   Washington Mutual MSC Mortgage Pass-Through Certificates
                      (02-MS2-3A1), 6.5%, due 05/25/32                                                         1,296,260
          247,844   Washington Mutual, Inc. (02-S1-2A1), 6.5%, due 01/25/32                                      251,019
                                                                                                       -----------------
                      TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST: $95,866,983)                           95,460,581
                                                                                                       -----------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (43.6%)
$          74,916   Federal Home Loan Mortgage Corp., Pool #755183, 5.637%,
                      due 12/01/15                                                                     $          76,863
        1,258,051   Federal Home Loan Mortgage Corp., Pool #755363, 3.516%,
                      due 09/01/30                                                                             1,305,240
        2,922,803   Federal Home Loan Mortgage Corp., Pool #789924, 4.862%,
                      due 11/01/32                                                                             2,978,920
           59,500   Federal Home Loan Mortgage Corp., Pool #846317, 3.821%,
                      due 08/01/26                                                                                61,611
          199,655   Federal Home Loan Mortgage Corp., Pool #846510, 3.721%,
                      due 04/01/25                                                                               206,493
          505,728   Federal Home Loan Mortgage Corp., Pool #846732, 4.349%,
                      due 01/01/30                                                                               521,451
        2,007,250   Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22                           2,065,581
          498,325   Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21                           522,150
        1,500,000   Federal Home Loan Mortgage Corp., TBA, 5%                                                  1,502,340^
            3,057   Federal National Mortgage Association, Pool #029542, 8.75%,
                      due 07/01/09                                                                                 3,288
              138   Federal National Mortgage Association, Pool #062420, 7.5%,
                      due 03/01/06                                                                                   143
          177,462   Federal National Mortgage Association, Pool #124410, 3.606%,
                      due 07/01/22                                                                               183,077
        2,134,538   Federal National Mortgage Association, Pool #254369, 6%,
                      due 06/01/12                                                                             2,238,597
        2,541,064   Federal National Mortgage Association, Pool #254442, 5.5%,
                      due 09/01/17                                                                             2,606,979
        5,588,183   Federal National Mortgage Association, Pool #254634, 5.5%,
                      due 02/01/23                                                                             5,645,797
           93,773   Federal National Mortgage Association, Pool #303786, 7.5%,
                      due 02/01/11                                                                               100,630
           61,286   Federal National Mortgage Association, Pool #348025, 3.295%,
                      due 06/01/26                                                                                61,927
        3,580,328   Federal National Mortgage Association, Pool #655819, 4.951%,
                      due 08/01/32                                                                             3,683,411
        4,004,618   Federal National Mortgage Association, Pool #661856, 4.784%,
                      due 10/01/32                                                                             4,101,930
        5,473,706   Federal National Mortgage Association, Pool #671133, 5.168%,
                      due 02/01/33                                                                             5,496,750
        2,484,199   Federal National Mortgage Association, Pool #672272, 4.951%,
                      due 12/01/32                                                                             2,540,690
        5,401,571   Federal National Mortgage Association, Pool #676766, 4.735%,
                      due 01/01/33                                                                             5,517,650
        4,921,160   Federal National Mortgage Association, Pool #687847, 4.552%,
                      due 02/01/33                                                                             4,931,986
        5,799,693   Federal National Mortgage Association, Pool #692104, 5.103%,
                      due 02/01/33                                                                             5,809,031
        8,253,636   Federal National Mortgage Association, Pool #699866, 4.437%,
                      due 04/01/33                                                                             8,272,289
        4,523,863   Federal National Mortgage Association, Pool #704454, 4.246%,
                      due 05/01/33                                                                             4,504,230

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

    PRINCIPAL
      AMOUNT        FIXED INCOME SECURITIES                                                                  VALUE
------------------------------------------------------------------------------------------------------------------------
                    U.S. GOVERNMENT AGENCY OBLIGATIONS (CONTINUED)
$       5,175,112   Federal National Mortgage Association, Pool #708820, 4.67%,
                      due 06/01/33                                                                     $       5,138,317
        6,911,933   Federal National Mortgage Association, Pool #725275, 4%,
                      due 03/01/19                                                                             6,657,056
        4,822,295   Federal National Mortgage Association, Pool #728824, 3.948%,
                      due 07/01/33                                                                             4,753,480
        7,638,913   Federal National Mortgage Association, Pool #734384, 5.5%,
                      due 07/01/33                                                                             7,631,257
          500,000   Federal National Mortgage Association, TBA, 5%                                               500,470^
        1,451,396   Government National Mortgage Association, Pool #351003, 7.5%,
                      due 07/15/28                                                                             1,553,894
                                                                                                       -----------------
                    TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST: $91,507,002)                              91,173,528
                                                                                                       -----------------
                    U.S. TREASURY SECURITIES (0.0%)
          112,000   Certificates Accrual Treasury Strips, 0%, due 08/15/08                                        96,582
                                                                                                       -----------------
                    TOTAL U.S. TREASURY SECURITIES (COST: $83,375)                                                96,582
                                                                                                       -----------------
                    TOTAL FIXED INCOME SECURITIES (COST: $187,457,360) (89.2%)                               186,730,691
                                                                                                       -----------------

                    SHORT-TERM INVESTMENTS

        2,000,000   Abbey National North America, 1.02%, due 05/14/04
                      (Commercial Paper)                                                                       1,999,264
        3,800,000   American Express Credit Corp., 1.02%, due 05/07/04
                      (Commercial Paper)                                                                       3,799,354
        2,500,000   American General Finance Corp, 1.02%, due 05/27/04
                      (Commercial Paper)                                                                       2,498,158
          900,000   BMW US Capital Corp., 1.02%, due 05/03/04 (Commercial Paper)                                 899,949
        2,500,000   Citigroup, Inc., 1.07%, due 07/20/04 (Commercial Paper)                                    2,494,055
       10,000,000   General Electric Capital Corp., 1.02%, due 05/26/04 (Commercial Paper)                     9,992,917
           46,984   Investors Bank & Trust Depository Reserve, 0.75%, due 05/03/04                                46,984
                                                                                                       -----------------
                    TOTAL SHORT-TERM INVESTMENTS (COST: $21,730,681) (10.4%)                                  21,730,681
                                                                                                       -----------------
                    TOTAL INVESTMENTS (COST: $209,188,041) (99.6%)                                           208,461,372
                    EXCESS OF OTHER ASSETS OVER LIABILITIES (0.4%)                                               767,114
                                                                                                       -----------------
                    NET ASSETS (100.0%)                                                                $     209,228,486
                                                                                                       =================

NOTES TO THE SCHEDULE OF INVESTMENTS:
I/F - INVERSE FLOATING RATE SECURITY WHOSE INTEREST RATE MOVES IN THE OPPOSITE
      DIRECTION OF PREVAILING INTEREST RATES.
I/O - INTEREST ONLY SECURITY.
PAC - PLANNED AMORTIZATION CLASS.
    ^ SECURITIES PURCHASED ON A FORWARD COMMITMENT WITH AN APPROXIMATE
      PRINCIPAL AMOUNT. THE ACTUAL PRINCIPAL AMOUNT WILL BE DETERMINED UPON SETTLEMENT WHEN THE SECURITIES ARE DELIVERED TO THE FUND.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW Galileo Funds, Inc.

Statements of Assets and Liabilities (Unaudited)                  April 30, 2004

                                                                  TCW GALILEO       TCW GALILEO      TCW GALILEO      TCW GALILEO
                                                 TCW GALILEO          CORE              HIGH            SHORT            TOTAL
                                                    MONEY            FIXED             YIELD             TERM            RETURN
                                                    MARKET           INCOME             BOND             BOND             BOND
                                                     FUND             FUND              FUND             FUND             FUND
                                                --------------   --------------   --------------   --------------   --------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
                                                                            (EXCEPT PER SHARE AMOUNTS)
ASSETS
  Investments, at Value (1)                     $      440,577   $       69,360   $      328,008   $       19,240   $      208,461
  Receivables for Securities Sold                           --            2,261              790              110            2,052
  Receivables for Fund Shares Sold                          --                1              479            1,102              360
  Interest and Dividends Receivable                      1,519              708            6,454               68              905
                                                --------------   --------------   --------------   --------------   --------------
    Total Assets                                       442,096           72,330          335,731           20,520          211,778
                                                --------------   --------------   --------------   --------------   --------------
LIABILITIES
  Distribution Payable                                     283               53              299                2               73
  Payables for Securities Purchased                         --            2,050              603            1,013            2,016
  Payables for Fund Shares Redeemed                         --               50            4,827                5              339
  Payables Upon Return of Securities Loaned                 --            6,325           58,005               --               --
  Accrued Management Fees                                   93               20              175                5               47
  Other Accrued Expenses                                    87               68               82               44               75
                                                --------------   --------------   --------------   --------------   --------------
    Total Liabilities                                      463            8,566           63,991            1,069            2,550
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS                                      $      441,633   $       63,764   $      271,740   $       19,451   $      209,228
                                                ==============   ==============   ==============   ==============   ==============
NET ASSETS CONSIST OF:
  Paid-in Capital                               $      441,633   $       65,032   $      320,431   $       21,593   $      213,437
  Undistributed Net Realized (Loss) on
    Investments and Foreign Currency                        --           (3,095)         (56,725)          (1,556)            (241)
  Unrealized Appreciation (Depreciation) on
    Investments and Foreign Currency                        --            1,715           11,946               45             (727)
  Undistributed Net Investment Income (Loss)                --              112           (3,912)            (631)          (3,241)
                                                --------------   --------------   --------------   --------------   --------------
NET ASSETS                                      $      441,633   $       63,764   $      271,740   $       19,451   $      209,228
                                                ==============   ==============   ==============   ==============   ==============
NET ASSETS ATTRIBUTABLE TO:
  I Class Shares                                $      441,633   $       47,969   $      244,249   $       19,451   $      152,236
                                                ==============   ==============   ==============   ==============   ==============
  N Class Shares                                $           --   $       15,795   $       27,491   $           --   $       56,992
                                                ==============   ==============   ==============   ==============   ==============
CAPITAL SHARES OUTSTANDING:
  I Class                                          441,633,007        4,808,325       33,924,660        2,040,908       16,066,330
                                                ==============   ==============   ==============   ==============   ==============
  N Class                                                   --        1,570,875        3,788,493               --        5,828,255
                                                ==============   ==============   ==============   ==============   ==============
NET ASSET VALUE PER SHARE:
  I Class                                       $         1.00   $         9.98   $         7.20   $         9.53   $         9.48
                                                ==============   ==============   ==============   ==============   ==============
  N Class                                       $           --   $        10.05   $         7.26   $           --   $         9.78
                                                ==============   ==============   ==============   ==============   ==============

(1) THE IDENTIFIED COST FOR THE TCW GALILEO MONEY MARKET FUND, THE TCW GALILEO CORE FIXED INCOME FUND, THE TCW GALILEO HIGH YIELD BOND FUND, THE TCW GALILEO SHORT TERM BOND FUND AND THE TCW GALILEO TOTAL RETURN BOND FUND AT APRIL 30, 2004 WAS $440,577, $67,660, $316,062, $19,195 AND $209,188,
     RESPECTIVELY.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Operations (Unaudited)             Six Months Ended April 30, 2004

                                                                    TCW GALILEO      TCW GALILEO      TCW GALILEO     TCW GALILEO
                                                    TCW GALILEO        CORE             HIGH             SHORT           TOTAL
                                                       MONEY           FIXED            YIELD            TERM           RETURN
                                                      MARKET          INCOME            BOND             BOND            BOND
                                                       FUND            FUND             FUND             FUND            FUND
                                                  --------------  --------------   --------------   --------------  --------------
                                                                            DOLLAR AMOUNTS IN THOUSANDS
INVESTMENT INCOME
INCOME:
  Interest                                        $        2,422  $        1,670   $       14,291   $          272  $        5,856
  Security Lending Income                                     --               3               72               --              --
                                                  --------------  --------------   --------------   --------------  --------------
    Total                                                  2,422           1,673           14,363              272           5,856
                                                  --------------  --------------   --------------   --------------  --------------
EXPENSES:
  Management Fees                                            549             133            1,254               33             500
  Accounting Service Fees                                     48              10               39                2              25
  Administration Fees                                         76              30               65                7              39
  Transfer Agent Fees:
    I Class                                                   18              14               28               14              19
    N Class                                                   --              15               39               --              22
  Custodian Fees                                               9              26               24                5              12
  Professional Fees                                           21              16               23               15              21
  Directors' Fees & Expenses                                   4               3                3                3               3
  Registration Fees:
    I Class                                                   11              14               11                6              11
    N Class                                                   --               6                6               --               6
  Distribution Fees:
    N Class                                                   --              20               71               --              66
  Other                                                       38               8               41                4              22
                                                  --------------  --------------   --------------   --------------  --------------
    Total                                                    774             295            1,604               89             746
    Less Expenses Borne by Investment Advisor:
      I Class                                                 --              --               --               --             162
      N Class                                                 --               8               --               --              64
                                                  --------------  --------------   --------------   --------------  --------------
      Net Expenses                                           774             287            1,604               89             520
                                                  --------------  --------------   --------------   --------------  --------------
  Net Investment Income                                    1,648           1,386           12,759              183           5,336
                                                  --------------  --------------   --------------   --------------  --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY
  TRANSACTIONS
  Net Realized Gain on:
    Investments                                               --             523           10,536               --             155
    Foreign Currency                                          --              87               --               --              --
  Change in Unrealized Appreciation
    (Depreciation) on:
    Investments                                               --            (675)            (673)              37          (2,035)
    Foreign Currency                                          --              25               --               --              --
                                                  --------------  --------------   --------------   --------------  --------------
  Net Realized and Unrealized Gain (Loss) on
    Investments and Foreign Currency Transactions             --             (40)           9,863               37          (1,880)
                                                  --------------  --------------   --------------   --------------  --------------
INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                 $        1,648  $        1,346   $       22,622   $          220  $        3,456
                                                  ==============  ==============   ==============   ==============  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Statements of Changes in Net Assets

                                                                            TCW GALILEO               TCW GALILEO CORE
                                                                           MONEY MARKET                 FIXED INCOME
                                                                               FUND                         FUND
                                                                   ---------------------------   ---------------------------
                                                                     SIX MONTHS                   SIX MONTHS
                                                                       ENDED                         ENDED
                                                                     APRIL 30,     YEAR ENDED      APRIL 30,     YEAR ENDED
                                                                        2004       OCTOBER 31,       2004        OCTOBER 31,
                                                                    (UNAUDITED)       2003        (UNAUDITED)       2003
                                                                   ------------   ------------   ------------   ------------
                                                                                  DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income                                            $      1,648   $      4,129   $      1,386   $      2,744
  Net Realized Gain on Investments and
    Foreign Currency Transactions                                            --             --            610          1,720
  Change in Unrealized Appreciation (Depreciation) on Investments
    and Foreign Currency Transactions                                        --             --           (650)           691
                                                                   ------------   ------------   ------------   ------------
  Increase in Net Assets Resulting from Operations                        1,648          4,129          1,346          5,155
                                                                   ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from Net Investment Income:
    I Class                                                              (1,648)        (4,129)        (1,162)        (2,683)
    N Class                                                                  --             --           (340)          (334)
                                                                   ------------   ------------   ------------   ------------
  Total Distributions to Shareholders                                    (1,648)        (4,129)        (1,502)        (3,017)
                                                                   ------------   ------------   ------------   ------------
NET CAPITAL SHARE TRANSACTIONS
    I Class                                                              62,554       (135,738)        (1,693)        (8,912)
    N Class                                                                  --             --            487         10,293
                                                                   ------------   ------------   ------------   ------------
  Increase (Decrease) in Net Assets Resulting from Net Capital
    Share Transactions                                                   62,554       (135,738)        (1,206)         1,381
                                                                   ------------   ------------   ------------   ------------
  Increase (Decrease) in Net Assets                                      62,554       (135,738)        (1,362)         3,519
NET ASSETS
  Beginning of Period                                                   379,079        514,817         65,126         61,607
                                                                   ------------   ------------   ------------   ------------
  End of Period                                                    $    441,633   $    379,079   $     63,764   $     65,126
                                                                   ============   ============   ============   ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                     TCW GALILEO                 TCW GALILEO                 TCW GALILEO
                                                     HIGH YIELD                   SHORT TERM                TOTAL RETURN
                                                      BOND FUND                   BOND FUND                   BOND FUND
                                             -------------------------   -------------------------   -------------------------
                                             SIX MONTHS                  SIX MONTHS                  SIX MONTHS
                                                ENDED                       ENDED                      ENDED
                                              APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED     APRIL 30,    YEAR ENDED
                                                2004       OCTOBER 31,      2004       OCTOBER 31,      2004       OCTOBER 31,
                                             (UNAUDITED)      2003       (UNAUDITED)      2003       (UNAUDITED)      2003
                                             -----------   -----------   -----------   -----------   -----------   -----------
                                                                        DOLLAR AMOUNTS IN THOUSANDS
OPERATIONS
  Net Investment Income                      $    12,759   $    36,164   $       183   $       296   $     5,336   $    10,883
  Net Realized Gain on Investments                10,536        15,137            --            35           155           335
  Change in Unrealized Appreciation
    (Depreciation) on Investments                   (673)       40,412            37          (121)       (2,035)       (5,494)
                                             -----------   -----------   -----------   -----------   -----------   -----------
  Increase in Net Assets Resulting
    from Operations                               22,622        91,713           220           210         3,456         5,724
                                             -----------   -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS TO SHAREHOLDERS
  Distributions from
    Net Investment Income:
    I Class                                      (10,110)      (32,732)         (161)         (472)       (4,278)      (10,183)
    N Class                                       (1,837)       (4,134)           --            --        (1,347)       (2,994)
                                             -----------   -----------   -----------   -----------   -----------   -----------
  Total Distributions to Shareholders            (11,947)      (36,866)         (161)         (472)       (5,625)      (13,177)
                                             -----------   -----------   -----------   -----------   -----------   -----------
NET CAPITAL SHARE TRANSACTIONS
    I Class                                      (49,099)      (40,575)          474        (1,025)        9,537        15,536
    N Class                                      (45,576)       36,544            --            --        11,871        12,843
                                             -----------   -----------   -----------   -----------   -----------   -----------
  Increase (Decrease) in Net Assets
    Resulting from Net Capital Share
    Transactions                                 (94,675)       (4,031)          474        (1,025)       21,408        28,379
                                             -----------   -----------   -----------   -----------   -----------   -----------
  Increase (Decrease) in Net Assets              (84,000)       50,816           533        (1,287)       19,239        20,926
NET ASSETS
  Beginning of Period                            355,740       304,924        18,918        20,205       189,989       169,063
                                             -----------   -----------   -----------   -----------   -----------   -----------
  End of Period                              $   271,740   $   355,740   $    19,451   $    18,918   $   209,228   $   189,989
                                             ===========   ===========   ===========   ===========   ===========   ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

US FIXED INCOME

TCW Galileo Funds, Inc.

Notes to Financial Statements (Unaudited)

     NOTE 1 -- ORGANIZATION

     TCW Galileo Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, that currently offers a selection of 25 no-load mutual funds known as the TCW Galileo Funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the Funds that are covered in this report.

     TCW GALILEO FUND                            INVESTMENT OBJECTIVE
     ----------------                            --------------------------------------------------------
     DIVERSIFIED MONEY MARKET FUND

     TCW Galileo Money Market Fund               Seeks current income, preservation of capital and
                                                 liquidity by investing in high credit quality,
                                                 short-term money market securities.

     DIVERSIFIED FIXED INCOME FUNDS

     TCW Galileo Core Fixed Income Fund          Seeks to maximize current income and achieve above
                                                 average total return consistent with prudent investment
                                                 management over a full market cycle by investing in
                                                 fixed income securities.

     TCW Galileo High Yield Bond Fund            Seeks to maximize current income and achieve above
                                                 average total return consistent with reasonable risk
                                                 over a full market cycle by investing in high yield
                                                 bonds, commonly known as "junk" bonds.

     TCW Galileo Short Term Bond Fund            Seeks to maximize current income by investing in
                                                 mortgage-backed securities guaranteed by, or secured by
                                                 collateral which is guaranteed by, the United States
                                                 Government, its agencies, instrumentalities or its
                                                 sponsored corporations, or private issued
                                                 mortgage-backed securities rated Aa or higher by Moody's
                                                 or AA or higher by S&P.

     TCW Galileo Total Return Bond Fund          Seeks to maximize current income and achieve above
                                                 average total return consistent with prudent investment
                                                 management over a full market cycle by investing in
                                                 mortgage-backed securities guaranteed by, or secured by
                                                 collateral which is guaranteed by, the United States
                                                 Government, its agencies, instrumentalities or its
                                                 sponsored corporations, or private issued
                                                 mortgage-backed securities rated Aa or higher by Moody's
                                                 or AA or higher by S&P.

     The TCW Galileo Core Fixed Income Fund, the TCW Galileo High Yield Bond Fund and the TCW Galileo Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Galileo Money Market Fund and the TCW Galileo Short Term Bond Fund offer only the I Class shares. The Classes are substantially the same except that the N Class shares are subject to a distribution fee.

                                                                  April 30, 2004

     NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

     PRINCIPLES OF ACCOUNTING: The Funds use the accrual method of accounting for financial reporting purposes.

     SECURITY VALUATIONS: The value of securities held in the TCW Galileo Money Market Fund is determined by using the amortized cost method applied to each individual security unless, due to special circumstances, the use of such a method would result in a valuation that does not approximate fair market value. All other securities, for which over-the-counter market quotations are readily available, are valued at the latest bid price.

     Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

     For Funds other than the TCW Galileo Money Market Fund, short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized value using their value on the 61st day prior to maturity.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are recorded as of the trade date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

     FOREIGN CURRENCY TRANSLATION: The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized gain
     (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes. It is not practicable to separately identify that portion of gains and losses of the Funds that arise as a result of changes in the exchange rates from the fluctuations that arise from changes in market prices of investments during the year.

     DOLLAR ROLL TRANSACTIONS: The Funds may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to compete the transaction. There were no such transactions outstanding as of April 30, 2004.

     REPURCHASE AGREEMENTS: The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2004.

     REVERSE REPURCHASE AGREEMENTS: All Fixed Income Funds, except for the TCW Galileo High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a fund of portfolio securities concurrently with an agreement by the fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at April 30, 2004.

     SECURITY LENDING: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times with cash or other money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term obligations.

     OPTIONS: Premiums received from call options written are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option expires unexercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received, less the cost to close the option. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized. Call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. There were no option contracts entered into during the six months ended April 30, 2004.

     ALLOCATION OF OPERATING ACTIVITY FOR MULTIPLE CLASSES: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each fund as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income and therefore, the payment of different per share dividends by each class. Please see Note 6.

     NET ASSET VALUE: The Net Asset Value of each fund's shares is determined by dividing the net assets of the fund by the number of issued and outstanding shares on each business day as of 9:00 A.M. Pacific Standard/Daylight Time for the TCW Galileo Money Market Fund and as of 1:00 P.M. Pacific Standard/Daylight Time for the other funds.

     DIVIDENDS AND DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Galileo Money Market Fund are declared each business day. The other fixed income funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a fund will be distributed at least annually.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     USE OF ESTIMATES: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

     RECLASSIFICATIONS: Certain reclassifications were made to the prior periods' Financial Highlights relating to distributions for presentation purposes only. These reclassifications had no effect on the net assets or net asset value per share.

     NOTE 3 -- SECURITY LENDING

     The Funds listed below have outstanding securities on loan at April 30, 2004. The loans were collateralized with cash which were invested in short-term obligations. Income from these investments, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

                                                            MARKET VALUE OF
                                                           LOANED SECURITIES     COLLATERAL VALUE
                                                           -----------------     ----------------
     TCW Galileo Core Fixed Income Fund                        $   6,107           $   6,325
     TCW Galileo High Yield Bond Fund                             56,599              58,005

     NOTE 4 -- FEDERAL INCOME TAXES

     It is the policy of each fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

     At April 30, 2004, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

                                            TCW GALILEO     TCW GALILEO     TCW GALILEO     TCW GALILEO
                                            CORE FIXED      HIGH YIELD      SHORT TERM     TOTAL RETURN
                                            INCOME FUND      BOND FUND       BOND FUND       BOND FUND
                                           ------------    ------------    ------------    ------------
     Unrealized Appreciation               $      2,255    $     15,559    $    108,622    $      5,040
     Unrealized (Depreciation)                     (588)         (3,614)        (63,474)         (5,767)
                                           ------------    ------------    ------------    ------------
     Net Unrealized Appreciation           $      1,667    $     11,945    $     45,148    $       (727)
                                           ============    ============    ============    ============
     Cost of Investments for Federal
       Income Tax Purposes                 $     67,660    $    316,062    $     19,195    $    209,188
                                           ============    ============    ============    ============

     At April 30, 2004, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

                                                                               EXPIRING IN
                                            ---------------------------------------------------------------------------------
                                               2004        2005        2006        2007        2008        2009        2010
                                            ---------   ---------   ---------   ---------   ---------   ---------   ---------
     TCW Galileo Core Fixed Income Fund     $      --   $      --   $      --   $     880   $   1,584   $     329   $     253
     TCW Galileo High Yield Bond Fund              --          --          --          --       9,504      30,238      27,048
     TCW Galileo Short Term Bond Fund             882          76          14           1          78          --          --
     TCW Galileo Total Return Bond Fund            --          --          --          --         508          --          --

     NOTE 5 -- FUND EXPENSES

     The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

          TCW Galileo Money Market Fund                                0.25%
          TCW Galileo Core Fixed Income Fund                           0.40%
          TCW Galileo High Yield Bond Fund                             0.75%
          TCW Galileo Short Term Bond Fund                             0.50%*
          TCW Galileo Total Return Bond Fund                           0.50%

     * THE ADVISOR WAIVED 0.15% OF THE MANAGEMENT FEE FOR THE SIX MONTHS ENDED APRIL 30, 2004.

     The operating expenses of the TCW Galileo Money Market Fund, the TCW Galileo Total Return Bond Fund -- I Class, and the TCW Galileo Total Return Bond Fund -- N Class are limited to 0.40%, 0.44% and 0.74%, respectively, of the fund/class daily net assets. The operating expenses (each share class) of the other funds are limited to the average of the total expense ratios as reported by Lipper, Inc. for each fund's respective investment objective, which is subject to change on a monthly basis. These expense limitations are voluntary and are terminable on a six months notice. The average expense ratios reported by Lipper, Inc. as they relate to the funds were:

          TCW Galileo Core Fixed Income Fund                           1.10%
          TCW Galileo High Yield Bond Fund                             1.30%
          TCW Galileo Short Term Bond Fund                             1.00%

     Certain officers and/or directors of the Company are officers and/or directors of the Advisor.

     NOTE 6 -- DISTRIBUTION PLAN

     TCW Brokerage Services ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Company's shares. The Company has a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each fund. Under the terms of the plan, each fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the fund attributable to its N Class shares for distribution and related services.

     NOTE 7 -- PURCHASES AND SALES OF SECURITIES

     Investment transactions (excluding short-term investments) for the six months ended April 30, 2004, were as follows (amounts in thousands):

                                                      TCW GALILEO    TCW GALILEO    TCW GALILEO   TCW GALILEO
                                                      CORE FIXED     HIGH YIELD     SHORT TERM    TOTAL RETURN
                                                      INCOME FUND     BOND FUND      BOND FUND     BOND FUND
                                                     ------------   ------------   ------------   ------------
     Purchases at Cost                               $      6,806   $    170,569   $         --   $         --
                                                     ============   ============   ============   ============
     Sales or Maturity Proceeds                      $      8,003   $    242,401   $        320   $      3,906
                                                     ============   ============   ============   ============
     U.S. Government Purchases at Cost               $     20,298   $         --   $      4,026   $     34,557
                                                     ============   ============   ============   ============
     U.S. Government Sales or Maturity Proceeds      $     18,334   $         --   $      3,418   $     33,774
                                                     ============   ============   ============   ============

     NOTE 8 -- CAPITAL SHARE TRANSACTIONS

     The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest (without par value). Transactions in each Fund's shares were as follows:

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO MONEY MARKET FUND                         (UNAUDITED)                        OCTOBER 31, 2003
     I CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                 1,545,860,397    $     1,545,860      2,793,392,052    $     2,793,392
     Shares Issued upon Reinvestment
       of Dividends                                    889,266                890          2,940,727              2,941
     Shares Redeemed                            (1,484,195,898)        (1,484,196)    (2,932,070,744)        (2,932,071)
                                               ---------------    ---------------    ---------------    ---------------
     Net Increase (Decrease)                        62,553,765    $        62,554       (135,737,965)   $      (135,738)
                                               ===============    ===============    ===============    ===============

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO CORE FIXED INCOME FUND                    (UNAUDITED)                        OCTOBER 31, 2003
     I CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                       555,113    $         5,630          2,377,289    $        23,687
     Shares Issued upon Reinvestment
       of Dividends                                     98,936                999            210,762              2,097
     Shares Redeemed                                  (820,659)            (8,322)        (3,493,157)           (34,696)
                                               ---------------    ---------------    ---------------    ---------------
     Net (Decrease)                                   (166,610)   $        (1,693)          (905,106)   $        (8,912)
                                               ===============    ===============    ===============    ===============

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO CORE FIXED INCOME FUND                    (UNAUDITED)                        OCTOBER 31, 2003
     N CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                        11,075    $           114          1,019,253    $        10,142
     Shares Issued upon Reinvestment
       of Dividends                                     39,380                400             29,012                291
     Shares Redeemed                                    (2,646)               (27)           (13,967)              (140)
                                               ---------------    ---------------    ---------------    ---------------
     Net Increase                                       47,809    $           487          1,034,298    $        10,293
                                               ===============    ===============    ===============    ===============

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO HIGH YIELD BOND FUND                      (UNAUDITED)                        OCTOBER 31, 2003
     I CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                    14,200,657    $       102,767         58,263,468    $       391,296
     Shares Issued upon Reinvestment
       of Dividends                                  1,352,253              9,722          4,293,017             28,651
     Shares Redeemed                               (22,223,154)          (161,588)       (66,928,102)          (460,522)
                                               ---------------    ---------------    ---------------    ---------------
     Net (Decrease)                                 (6,670,244)   $       (49,099)        (4,371,617)   $       (40,575)
                                               ===============    ===============    ===============    ===============

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO HIGH YIELD BOND FUND                      (UNAUDITED)                        OCTOBER 31, 2003
     N CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                     6,371,096    $        46,575         22,378,125    $       154,001
     Shares Issued upon Reinvestment
       of Dividends                                    295,542              2,140            546,875              3,694
     Shares Redeemed                               (12,790,368)           (94,291)       (17,439,223)          (121,151)
                                               ---------------    ---------------    ---------------    ---------------
     Net Increase (Decrease)                        (6,123,730)   $       (45,576)         5,485,777    $        36,544
                                               ===============    ===============    ===============    ===============

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO SHORT TERM BOND FUND                      (UNAUDITED)                        OCTOBER 31, 2003
     I CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                       552,379    $         5,271          4,127,033    $        39,731
     Shares Issued upon Reinvestment
       of Dividends                                     18,488                176             44,850                433
     Shares Redeemed                                  (520,942)            (4,973)        (4,264,999)           (41,189)
                                               ---------------    ---------------    ---------------    ---------------
     Net Increase (Decrease)                            49,925    $           474            (93,116)   $        (1,025)
                                               ===============    ===============    ===============    ===============

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO TOTAL RETURN BOND FUND                    (UNAUDITED)                        OCTOBER 31, 2003
     I CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                     2,642,049    $        25,495         11,480,431    $       113,416
     Shares Issued upon Reinvestment
       of Dividends                                    495,297              4,751            931,807              9,168
     Shares Redeemed                                (2,152,847)           (20,709)       (10,841,751)          (107,048)
                                               ---------------    ---------------    ---------------    ---------------
     Net Increase                                      984,499    $         9,537          1,570,487    $        15,536
                                               ===============    ===============    ===============    ===============

                                                        SIX MONTHS ENDED
                                                         APRIL 30, 2004                          YEAR ENDED
     TCW GALILEO TOTAL RETURN BOND FUND                    (UNAUDITED)                        OCTOBER 31, 2003
     N CLASS                                   ----------------------------------    ----------------------------------
                                                                       AMOUNT                                AMOUNT
                                                    SHARES         (IN THOUSANDS)         SHARES         (IN THOUSANDS)
                                               ---------------    ---------------    ---------------    ---------------
     Shares Sold                                     2,503,139    $        24,863          5,541,392    $        56,153
     Shares Issued upon Reinvestment
       of Dividends                                    154,695              1,529            280,038              2,830
     Shares Redeemed                                (1,462,924)           (14,521)        (4,574,051)           (46,140)
                                               ---------------    ---------------    ---------------    ---------------
     Net Increase                                    1,194,910    $        11,871          1,247,379    $        12,843
                                               ===============    ===============    ===============    ===============

     NOTE 9 -- RESTRICTED SECURITIES

     The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There are no restricted securities (excluding 144A issues) at April 30, 2004.

TCW Galileo Money Market Fund

Financial Highlights -- I Class

                                            SIX MONTHS
                                               ENDED                                  YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004      ------------------------------------------------------------------
                                            (UNAUDITED)          2003           2002           2001           2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                   $         1.00      $    1.00      $    1.00      $    1.00      $    1.00   $    1.00
                                           --------------      ---------      ---------      ---------      ---------   ---------

INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income (4)                          0.0037         0.0100         0.0170         0.0450         0.0579      0.0434

LESS DISTRIBUTIONS:
Distributions from Net Investment Income          (0.0037)       (0.0100)       (0.0170)       (0.0450)       (0.0579)    (0.0434)
                                           --------------      ---------      ---------      ---------      ---------   ---------
Net Asset Value per Share, End of Period   $         1.00      $    1.00      $    1.00      $    1.00      $    1.00   $    1.00
                                           ==============      =========      =========      =========      =========   =========
Total Return                                         0.37%(3)       1.00%          1.74%          4.64%          5.94%       4.85%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $      441,633      $ 379,079      $ 514,817      $ 328,757      $ 232,175   $ 261,300
Ratio of Expenses to Average Net Assets              0.35%(1)       0.37%(2)       0.35%(2)       0.37%(2)       0.38%       0.38%
Ratio of Net Investment Income to Average
  Net Assets                                         0.75%(1)       1.00%          1.70%          4.46%          5.80%       4.76%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO 0.40% OF NET ASSETS. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.37% (THE REIMBURSEMENT IS LESS THAN 0.01%), 0.35% (THE REIMBURSEMENT IS LESS THAN 0.01%), AND 0.38% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002 AND 2001, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Core Fixed Income Fund

Financial Highlights -- I Class

                                             SIX MONTHS
                                                ENDED                                YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004      -----------------------------------------------------------------
                                             (UNAUDITED)         2003         2002(3)         2001           2000        1999
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                   $        10.00      $    9.67     $    9.63      $    9.23      $    9.42   $    9.89
                                           --------------      ---------     ---------      ---------      ---------   ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                             0.21           0.46          0.50           0.57           0.57        0.57
Net Realized and Unrealized Gain (Loss)
  on Investments                                     0.01           0.38          0.03           0.42          (0.21)      (0.50)
                                           --------------      ---------     ---------      ---------      ---------   ---------
Total from Investment Operations                     0.22           0.84          0.53           0.99           0.36        0.07
                                           --------------      ---------     ---------      ---------      ---------   ---------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income            (0.24)         (0.51)        (0.49)         (0.59)         (0.55)      (0.54)
                                           --------------      ---------     ---------      ---------      ---------   ---------
Net Asset Value per Share, End of Period   $         9.98      $   10.00     $    9.67      $    9.63      $    9.23   $    9.42
                                           ==============      =========     =========      =========      =========   =========
Total Return                                         2.14%(4)       8.82%         5.71%         11.01%          3.97%       0.69%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $       47,969      $  49,770     $  56,851      $  63,262      $  73,290   $  70,666
Ratio of Expenses to Average Net Assets              0.79%(1)       0.84%         0.79%          0.73%          0.81%       0.58%(2)
Ratio of Net Investment Income to Average
  Net Assets                                         4.13%(1)       4.65%         5.20%          6.07%          6.10%       5.83%
Portfolio Turnover Rate                             44.56%(4)     127.30%       119.71%         92.81%        107.59%     136.63%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 0.59% FOR THE YEAR ENDED OCTOBER 31, 1999.
(3) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 5.21% TO 5.20%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                MARCH 1, 1999
                                                                                                                (COMMENCEMENT
                                              SIX MONTHS                                                        OF OFFERING OF
                                                 ENDED                     YEAR ENDED OCTOBER 31,               N CLASS SHARES)
                                            APRIL 30, 2004     ---------------------------------------------       THROUGH
                                              (UNAUDITED)        2003       2002(4)      2001        2000      OCTOBER 31, 1999
-------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                      $    10.08       $    9.73   $    9.69   $    9.32   $    9.51      $    9.74
                                              ----------       ---------   ---------   ---------   ---------      ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(6)                            0.22            0.43        0.48        0.52        0.55           0.37
Net Realized and Unrealized Gain (Loss)
  on Investments                                   (0.03)           0.40        0.05        0.46       (0.21)         (0.35)
                                              ----------       ---------   ---------   ---------   ---------      ---------
Total from Investment Operations                    0.19            0.83        0.53        0.98        0.34           0.02
                                              ----------       ---------   ---------   ---------   ---------      ---------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income           (0.22)          (0.48)      (0.49)      (0.61)      (0.53)         (0.25)
                                              ----------       ---------   ---------   ---------   ---------      ---------
Net Asset Value per Share, End of Period      $    10.05       $   10.08   $    9.73   $    9.69   $    9.32      $    9.51
                                              ==========       =========   =========   =========   =========      =========
Total Return                                        1.87%(5)        8.69%       5.78%      10.75%       3.71%          0.17%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)      $   15,795       $  15,356   $   4,756   $   3,944   $      80      $      83
Ratio of Expenses to Average Net Assets(3)          1.10%(2)        1.06%       1.00%       1.00%       1.13%          1.00%(2)
Ratio of Net Investment Income to
  Average Net Assets                                4.36%(2)        4.29%       4.98%       5.44%       5.90%          5.68%(2)
Portfolio Turnover Rate                            44.56%(5)      127.30%     119.71%      92.81%     107.59%        136.63%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 1.21% FOR THE SIX MONTHS ENDED APRIL 30, 2004, 1.65%, 1.75%, 8.35% AND 40.33% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001 AND 2000,
     RESPECTIVELY, AND 134.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999, RESPECTIVELY.
(4) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO DECREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, INCREASE NET REALIZED GAINS AND LOSSES PER SHARE BY LESS THAN $0.01 AND DECREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS BY LESS THAN 0.01%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(5) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo High Yield Bond Fund

Financial Highlights -- I Class

                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004      ------------------------------------------------------------------
                                             (UNAUDITED)         2003          2002(3)         2001           2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                   $         7.03      $    6.17      $    6.94      $    7.82      $    8.85   $    9.20
                                           --------------      ---------      ---------      ---------      ---------   ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                             0.28           0.58           0.62           0.74           0.84        0.80
Net Realized and Unrealized Gain (Loss)
  on Investments                                     0.16           0.88          (0.74)         (0.83)         (0.97)      (0.37)
                                           --------------      ---------      ---------      ---------      ---------   ---------
Total from Investment Operations                     0.44           1.46          (0.12)         (0.09)         (0.13)       0.43
                                           --------------      ---------      ---------      ---------      ---------   ---------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income            (0.27)         (0.60)         (0.65)         (0.79)         (0.90)      (0.78)
                                           --------------      ---------      ---------      ---------      ---------   ---------
Net Asset Value per Share, End of Period   $         7.20      $    7.03      $    6.17      $    6.94      $    7.82   $    8.85
                                           ==============      =========      =========      =========      =========   =========
Total Return                                         6.27%(2)      24.53%         (2.23)%        (1.39)%        (1.77)%      4.60%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $      244,249      $ 285,435      $ 277,422      $ 246,623      $ 195,986   $ 188,098
Ratio of Expenses to Average Net Assets              0.89%(1)       0.89%          0.88%          0.91%          0.91%       0.90%
Ratio of Net Investment Income to Average
  Net Assets                                         7.70%(1)       8.67%          9.02%          9.93%          9.80%       8.60%
Portfolio Turnover Rate                             53.70%(2)     146.65%         55.18%         78.35%         64.29%     128.15%

(1)  ANNUALIZED.
(2) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(3) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.99% TO 9.02%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                     MARCH 1, 1999
                                                                                                                     (COMMENCEMENT
                                            SIX MONTHS                                                              OF OFFERING OF
                                               ENDED                        YEAR ENDED OCTOBER 31,                  N CLASS SHARES)
                                          APRIL 30, 2004     --------------------------------------------------         THROUGH
                                            (UNAUDITED)        2003         2002(5)        2001          2000       OCTOBER 31, 1999
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share,
  Beginning of Period                       $      7.09      $    6.21     $    7.01     $    7.90     $   8.91      $   9.39
                                            -----------      ---------     ---------     ---------     --------      --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(6)                           0.26           0.56          0.57          0.72         0.78          0.55
Net Realized and Unrealized Gain (Loss)
  on Investments                                   0.17           0.89         (0.72)        (0.82)       (0.93)        (0.57)
                                            -----------      ---------     ---------     ---------     --------      --------
Total from Investment Operations                   0.43           1.45         (0.15)        (0.10)       (0.15)        (0.02)
                                            -----------      ---------     ---------     ---------     --------      --------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income          (0.26)         (0.57)        (0.65)        (0.79)       (0.86)        (0.46)
                                            -----------      ---------     ---------     ---------     --------      --------
Net Asset Value per Share, End of Period    $      7.26      $    7.09     $    6.21     $    7.01     $   7.90      $   8.91
                                            ===========      =========     =========     =========     ========      ========
Total Return                                       6.11%(4)      24.08%        (2.66)%       (1.51)%      (1.86)%       (0.24)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)    $    27,491      $  70,305     $  27,502     $   8,546     $    316      $    189
Ratio of Expenses to Average Net Assets            1.28%(2)       1.30%(3)      1.30%(3)      1.30%(3)     1.27%(3)      1.30%(2)(3)
Ratio of Net Investment Income to
  Average Net Assets                               7.26%(2)       8.15%         8.32%         9.88%        8.91%         8.78%(2)
Portfolio Turnover Rate                           53.70%(4)     146.65%        55.18%        78.35%       64.29%       128.15%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 1.33%, 1.57%, 3.37% AND 2.05% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001 AND 2000, RESPECTIVELY, AND 47.83% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5) EFFECTIVE NOVEMBER 1, 2001, THE FUND ADOPTED THE PROVISIONS OF THE AICPA AUDIT AND ACCOUNTING GUIDE FOR INVESTMENT COMPANIES AND BEGAN AMORTIZING PREMIUM AND DISCOUNT ON DEBT SECURITIES. THE EFFECT OF THIS CHANGE FOR THE YEAR ENDED OCTOBER 31, 2002 WAS TO INCREASE NET INVESTMENT INCOME PER SHARE BY LESS THAN $0.01, DECREASE NET REALIZED GAINS AND LOSSES PER SHARE BY PER SHARE BY LESS THAN $0.01, AND INCREASE THE RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS FROM 8.29% TO 8.32%. PER SHARES AND RATIOS/SUPPLEMENTAL DATA FOR PERIODS PRIOR TO NOVEMBER 1, 2001 HAVE NOT BEEN RESTATED TO REFLECT THIS CHANGE IN PRESENTATION.
(6)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Short Term Bond Fund

Financial Highlights -- I Class

                                             SIX MONTHS
                                                ENDED                                 YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004      ------------------------------------------------------------------
                                             (UNAUDITED)         2003           2002           2001           2000        1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                   $         9.50      $    9.69      $    9.83      $    9.60      $    9.59   $    9.60
                                           --------------      ---------      ---------      ---------      ---------   ---------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                             0.09           0.19           0.35           0.59           0.60        0.59
Net Realized and Unrealized Gain (Loss)
  on Investments                                     0.02          (0.07)         (0.10)          0.18          (0.02)      (0.09)
                                           --------------      ---------      ---------      ---------      ---------   ---------
Total from Investment Operations                     0.11           0.12           0.25           0.77           0.58        0.50
                                           --------------      ---------      ---------      ---------      ---------   ---------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income            (0.08)         (0.31)         (0.39)         (0.54)         (0.57)      (0.51)
                                           --------------      ---------      ---------      ---------      ---------   ---------
Net Asset Value per Share, End of Period   $         9.53      $    9.50      $    9.69      $    9.83      $    9.60   $    9.59
                                           ==============      =========      =========      =========      =========   =========
Total Return                                         1.19%(3)       1.27%          2.64%          8.16%          6.21%       5.36%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $       19,451      $  18,918      $  20,205      $  54,351      $  60,925   $  53,496
Ratio of Expenses to Average Net Assets(2)           1.10%(1)       1.00%          1.00%          0.64%          0.62%       0.75%
Ratio of Net Investment Income to Average
  Net Assets                                         1.95%(1)       1.93%          3.56%          6.01%          6.26%       6.10%
Portfolio Turnover Rate                             21.61%(3)      91.01%        107.51%         37.69%         27.97%      53.48%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND TO AN AMOUNT NOT TO EXCEED THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE BEEN 1.25% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 1.20%, 1.17%, 0.79%, 0.77% AND 0.80% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001,
     2000 AND 1999, RESPECTIVELY.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Total Return Bond Fund

Financial Highlights -- I Class

                                             SIX MONTHS
                                                ENDED                               YEAR ENDED OCTOBER 31,
                                           APRIL 30, 2004         -------------------------------------------------------
                                             (UNAUDITED)            2003          2002       2001       2000       1999
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                   $         9.57         $   9.95      $   9.81   $   9.07   $   8.96   $   9.76
                                           --------------         --------      --------   --------   --------   --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(4)                             0.26             0.57          0.76       0.60       0.59       0.62
Net Realized and Unrealized Gain (Loss)
  on Investments                                    (0.07)           (0.26)         0.13       0.71       0.12      (0.60)
                                           --------------         --------      --------   --------   --------   --------
Total from Investment Operations                     0.19             0.31          0.89       1.31       0.71       0.02
                                           --------------         --------      --------   --------   --------   --------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income            (0.28)           (0.69)        (0.75)     (0.57)     (0.60)     (0.82)
                                           --------------         --------      --------   --------   --------   --------
Net Asset Value per Share, End of Period   $         9.48         $   9.57      $   9.95   $   9.81   $   9.07   $   8.96
                                           ==============         ========      ========   ========   ========   ========
Total Return                                         1.96%(3)         3.14%         9.43%     14.78%      8.32%      0.20%

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)   $      152,236         $144,345      $134,474   $ 89,096   $ 71,115   $ 90,275
Ratio of Expenses to Average Net Assets              0.44%(1)(2)      0.51%(2)      0.70%      0.74%      0.77%      0.69%
Ratio of Net Investment Income to Average
  Net Assets                                         5.41%(1)         5.76%         7.78%      6.31%      6.63%      6.62%
Portfolio Turnover Rate                             18.08%(3)        59.84%        25.89%     11.26%      8.44%     28.07%

(1)  ANNUALIZED.
(2) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND. THE EXPENSE LIMITATION FOR THE I CLASS IS 0.44% OF THE CLASS' DAILY NET ASSETS WHICH CAME INTO EFFECT ON MARCH 1, 2003. PRIOR TO THIS DATE, THE EXPENSE LIMITATION WAS THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTION NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.66% FOR THE SIX MONTHS ENDED APRIL 30, 2004 AND 0.69% FOR THE YEAR ENDED OCTOBER 31, 2003.
(3) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(4)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

Financial Highlights -- N Class

                                                                                                                  MARCH 1, 1999
                                                                                                                  (COMMENCEMENT
                                             SIX MONTHS                                                           OF OFFERING OF
                                                ENDED                       YEAR ENDED OCTOBER 31,               N CLASS SHARES)
                                           APRIL 30, 2004         -----------------------------------------          THROUGH
                                             (UNAUDITED)            2003       2002       2001       2000        OCTOBER 31, 1999
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value per Share, Beginning of
  Period                                      $    9.85           $  10.22   $  10.06   $   9.33   $   9.23         $   9.40
                                              ---------           --------   --------   --------   --------         --------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net Investment Income(5)                           0.25               0.55       0.79       0.60       0.58             0.43
Net Realized and Unrealized Gain (Loss)
  on Investments                                  (0.07)             (0.27)      0.12       0.71       0.12            (0.49)
                                              ---------           --------   --------   --------   --------         --------
Total from Investment Operations                   0.18               0.28       0.91       1.31       0.70            (0.06)
                                              ---------           --------   --------   --------   --------         --------

LESS DISTRIBUTIONS:
Distributions from Net Investment Income          (0.25)             (0.65)     (0.75)     (0.58)     (0.60)           (0.11)
                                              ---------           --------   --------   --------   --------         --------
Net Asset Value per Share, End of Period      $    9.78           $   9.85   $  10.22   $  10.06   $   9.33         $   9.23
                                              =========           ========   ========   ========   ========         ========
Total Return                                       1.77%(4)           2.76%      9.40%     14.45%      8.09%           (0.69)%(1)

RATIOS/SUPPLEMENTAL DATA:
Net Assets, End of Period (in thousands)      $  56,992           $ 45,644   $ 34,589   $    568   $     49         $     37
Ratio of Expenses to Average Net Assets(3)         0.74%(2)           0.82%      1.00%      1.01%      1.02%            1.02%(2)
Ratio of Net Investment Income to
  Average Net Assets                               5.12%(2)           5.43%      7.76%      6.08%      6.38%            7.00%(2)
Portfolio Turnover Rate                           18.08%(4)          59.84%     25.89%     11.26%      8.44%           28.07%(1)

(1) FOR THE PERIOD MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) THROUGH OCTOBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(2)  ANNUALIZED.
(3) THE INVESTMENT ADVISOR PAID THE OPERATING EXPENSES OF THE FUND, TO THE EXTENT NECESSARY TO LIMIT THE ANNUAL OPERATING EXPENSES OF THE FUND. THE EXPENSE LIMITATION FOR THE N CLASS IS 0.74% OF THE CLASS' DAILY NET ASSETS WHICH CAME INTO EFFECT ON MARCH 1, 2003. PRIOR TO THIS DATE, THE EXPENSE LIMITATION WAS THE TRAILING MONTHLY EXPENSE RATIO FOR COMPARABLE FUNDS AS REPORTED BY LIPPER, INC. THE EXPENSE LIMITATION IS VOLUNTARY AND IS TERMINABLE ON SIX MONTHS NOTICE. HAD SUCH ACTIONS NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES, AS A PERCENTAGE OF AVERAGE NET ASSETS, WOULD HAVE BEEN 0.98% FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND 1.04%, 1.44%, 13.28% AND 89.63% FOR THE YEARS ENDED OCTOBER 31, 2003, 2002, 2001, AND
     2000, RESPECTIVELY, AND 722.10% FOR THE PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OFFERING OF N CLASS SHARES) TO OCTOBER 31, 1999.
(4) FOR THE SIX MONTHS ENDED APRIL 30, 2004, AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
(5)  COMPUTED USING AVERAGE SHARES OUTSTANDING THROUGHOUT THE PERIOD.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

TCW Galileo Funds, Inc.

Proxy Voting Guidelines

     The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

     DISCLOSURE OF PROXY VOTING GUIDELINES

     The proxy voting guidelines of the Advisor are available:

     1.   By calling 800-FUND-TCW (877-829-4768) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

     1.   By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

     2.   By going to the SEC website at http://www.sec.gov.

     When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

     The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

SHAREHOLDER INFORMATION


DIRECTORS AND OFFICERS

MARC I. STERN
DIRECTOR AND CHAIRMAN OF THE BOARD

CHARLES A. PARKER
DIRECTOR

SAMUEL P. BELL
DIRECTOR

RICHARD W. CALL
DIRECTOR

MATTHEW K. FONG
DIRECTOR

JOHN A. GAVIN
DIRECTOR

PATRICK C. HADEN
DIRECTOR

THOMAS E. LARKIN, JR.
DIRECTOR AND VICE CHAIRMAN

ALVIN R. ALBE, JR.
PRESIDENT AND CHIEF EXECUTIVE OFFICER

CHARLES W. BALDISWIELER
SENIOR VICE PRESIDENT

MICHAEL E. CAHILL
SENIOR VICE PRESIDENT,
GENERAL COUNSEL AND ASSISTANT SECRETARY

DENNIS J. MCCARTHY
SENIOR VICE PRESIDENT

RON R. REDELL
SENIOR VICE PRESIDENT

PHILIP K. HOLL
SECRETARY AND ASSOCIATE GENERAL COUNSEL

HILARY G.D. LORD
SENIOR VICE PRESIDENT AND ASSISTANT SECRETARY

DAVID S. DEVITO
TREASURER, CHIEF FINANCIAL OFFICER
AND PRINCIPAL ACCOUNTING OFFICER

GEORGE WINN
ASSISTANT TREASURER

INVESTMENT ADVISOR

TCW INVESTMENT MANAGEMENT COMPANY
865 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017
(800) FUND-TCW

TRANSFER AGENT

PFPC INC.
760 MOORE ROAD
KING OF PRUSSIA, PENNSYLVANIA 19406

INDEPENDENT AUDITORS

DELOITTE & TOUCHE, LLP
350 SOUTH GRAND AVENUE
LOS ANGELES, CALIFORNIA 90071

CUSTODIAN & ADMINISTRATOR

INVESTORS BANK & TRUST COMPANY
200 CLARENDON STREET
BOSTON, MASSACHUSETTS 02116

DISTRIBUTOR

TCW BROKERAGE SERVICES
865 SOUTH FIGUEROA STREET
LOS ANGELES, CALIFORNIA 90017



GALsarFI0404

ITEM 2.   CODE OF ETHICS. Not applicable.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS. Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. The registrant has adopted procedures by which shareholders may recommend nominees to registrant's Board of Directors. The procedures are included in the Directors Nominating and Qualifications Charter which is filed as an exhibit to this Form N-CSR.

ITEM 10.  CONTROLS AND PROCEDURES.

          (a) The Chief Executive Officer and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1990 and 15d-15(b) under the Exchange Act.

          (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

          (a)   EX-99.CHARTER - Directors Nominating and Qualifications Charter

          (b) EX-99.CERT - Section 302 Certifications (filed herewith). EX-99.906CERT - Section 906 Certification (filed herewith).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  TCW Galileo Funds, Inc.

By (Signature and Title)

                                     /s/ Alvin R. Albe, Jr.
                              -----------------------------
                              Alvin R. Albe, Jr.
                              Chief Executive Officer

Date                          July 1, 2004


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)
                                     /s/ Alvin R. Albe, Jr.
                              -----------------------------
                              Alvin R. Albe, Jr.
                              Chief Executive Officer

Date                          July 1, 2004

By (Signature and Title)
                                        /s/ David S. DeVito
                              -----------------------------
                              David S. DeVito
                              Chief Financial Officer

Date                          July 1, 2004